As filed with the Securities and Exchange Commission on August 18,
1999

Registration Nos. 33-11716
811-5018


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 24

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 24

CONCERT INVESTMENT SERIES (Formerly Common Sense Trust)
(Exact Name of Registrant as Specified in Declaration of Trust)

388 Greenwich Street, New York, New York 10013
(Address of Principal Executive Offices)(Zip Code)

(212) 816-6474
(Registrant's Telephone Number, Including Area Code)

CHRISTINA T. SYDOR, ESQ.
Secretary

Concert Investment Series
388 Greenwich Street
New York, New York 10013
(Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(i)
[ ]	on (date) pursuant to paragraph (a)(i)
[ ]	75 days after filing pursuant to paragraph (a)(ii)
[ ]	on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



CONCERT INVESTMENT SERIES
SELECT PORTFOLIOS

EMERGING GROWTH PORTFOLIO
MID CAP PORTFOLIO
GROWTH PORTFOLIO
GROWTH AND INCOME PORTFOLIO
GOVERNMENT PORTFOLIO


CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and
Documents:

Front Cover

Contents Page

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

Part A

                                                     Emerging Growth Portfolio

                                                     Mid Cap Portfolio

                                                     Growth Portfolio

                                                     Growth and Income Portfolio

                                                     Government Portfolio


Concert Investment Series


Prospectus

AUGUST 18, 1999

SELECT PORTFOLIOS



Shares of each portfolio are offered to insurance company separate accounts which fund certain variable annuity and variable life insurance contracts and to qualified retirement and pension plans. This prospectus should be read together with the prospectus for the contracts.

The Securities and Exchange Commission has not approved or disapproved these Securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.


                                                          [SB] Smith Barney
                                                          [MF] Mutual Funds

Contents

Things you should know before investing
--------------------------------------------
Portfolio goals, strategies and risks:
--------------------------------------------
 Select Emerging Growth Portfolio          2
--------------------------------------------
 Select Mid Cap Portfolio                  4
--------------------------------------------
 Select Growth Portfolio                   6
--------------------------------------------
 Select Growth and Income Portfolio        8
--------------------------------------------
 Select Government Portfolio              10
--------------------------------------------

More on the Portfolios' Investments       12
--------------------------------------------

Management                                13
--------------------------------------------

Share Transactions                        14
--------------------------------------------

Distributions, Dividends and Taxes        15
--------------------------------------------

Share Price                               16
--------------------------------------------

About the manager

The funds' investment manager is SSBC Fund Management Inc., an affiliate of Salomon Smith Barney Inc. The manager selects the funds' investments and oversees their operations. The manager and Salomon Smith Barney are subsid-iaries of Citigroup Inc. Citigroup businesses produce a broad range of finan-cial services.

 Concert Investment Series--Select Portfolios

Select Emerging Growth Portfolio
Investment objective

The fund seeks capital appreciation.

Key investments

The fund invests in common stocks of small and medium sized companies consid-ered by the manager to be "emerging growth" companies. These are primarily do-mestic companies, in the early stages of their life cycles, characterized by relatively high earnings growth. The manager selects investments from among companies that have market capitalizations in the lowest 25% of all publicly traded U.S. companies.

How the manager selects the fund's investments

The manager emphasizes individual security selection while spreading invest-ments among many industries and sectors. The manager uses quantitative analysis to identify individual companies that it believes offer exceptionally high prospects for growth. The manager purchases these companies' stocks when it be-lieves they are reasonably priced. This style of stock selection is commonly known as "growth at a reasonable price." Quantitative methods are also used to control portfolio risk related to broad macroeconomic factors, such as interest rate changes. The manager selects investments for their potential capital ap-preciation; any ordinary income is incidental. In selecting individual compa-nies for investment, the manager looks for:

 . Above average earnings growth

 . A pattern of reported earnings that exceed market expectations

 . Rising earnings estimates over the next several quarters

 . High relative return on invested capital

 . Reasonable price/earnings multiple

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . Stock prices decline generally

 . Emerging growth companies fall out of favor with investors

 . The manager's judgment about the attractiveness, value or potential apprecia-tion of a particular stock proves to be incorrect

 . A particular product or service developed by an emerging growth company is unsuccessful, the company does not meet earnings expectations or other events depress the value of the company's stock

Compared to large, established companies, emerging growth companies are more likely to have limited product lines, limited capital resources and less expe-rienced management. In addition, securities of emerging growth companies are more likely to:

 . Experience sharper swings in market value

 . Be harder to sell at times and prices the manager believes appropriate

 . Offer greater potential for gains and losses

Who may want to invest in the fund

The fund may be an appropriate investment if you:

 . Are seeking to participate in the long term growth potential of emerging growth companies

 . Currently have exposure to fixed income investments and less volatile equity investments and wish to broaden your investment portfolio

 . Are willing to accept the risks of investing in the stock market and the spe-cial risks of investing in emerging growth companies with limited track rec-ords

 Concert Investment Series--Select Portfolios Prospectus

Total return and performance
--------------------------------------------------------------------------------

The fund's total return will vary from year to year, and its performance will vary compared with that of unmanaged indices. Although variations in the fund's performance are an indication of the risks of investing in the fund, past per-formance does not necessarily indicate how the fund will perform in the future.

Fees and expenses
--------------------------------------------------------------------------------

               Shareholder fees (paid directly from your investment)
                  ------------------------------------------------------------
               Maximum sales charge on purchases (as a % of offering
                price)                                                    None
                  ------------------------------------------------------------
               Maximum deferred sales charge on redemptions
               (as a % of the lower of net asset value at purchase or
               redemption)                                                None
                  ------------------------------------------------------------
               Annual fund operating expenses (paid by the portfolio as
               a % of net assets)
                  ------------------------------------------------------------
               Management fee                                            0.75%
                  ------------------------------------------------------------
               Distribution and service (12b-1) fees                      None
                  ------------------------------------------------------------
               Other expenses                                             0.25
                  ------------------------------------------------------------
               Total annual fund operating expenses                      1.00%
                  ------------------------------------------------------------

The table sets
forth the fees
and expenses
you will pay if
you invest in
shares of the
portfolio.

Example
--------------------------------------------------------------------------------

               Number
               of
               years
               you
               own
               your
               shares   1 year* 3 years*
                  ----------------------
                           $102     $318
                  ----------------------

The example
helps you com-
pare the costs
of investing in
the portfolio
with other mu-
tual funds.
Your actual
costs may be
higher or low-
er.
                  *The example assumes:
                  .You invest $10,000 for the period shown

                  .You redeem all of your shares at the end of the period .Your investment has a 5% return each year
                  .You reinvest all distributions and dividends without a sales charge
                  .The portfolio's operating expenses remain the same

 Concert Investment Series--Select Portfolios Prospectus

Select Mid Cap Portfolio
Investment objective

The fund seeks long-term growth of capital.

Key investments

The fund invests primarily in equity securities of medium sized companies, which are companies with market capitalizations within the range of capitalizations of the companies included in the Standard & Poors MidCap 400 Index at the time of investment. Equity securities include exchange traded and over-the-counter common stocks, preferred stocks, debt securities convertible into equity securities and warrants and rights relating to equity securities. The fund also may invest up to 35% of its assets in equity securities of companies with market capitalizations smaller or larger than those of medium sized companies (i.e., companies considered to be small or large capitalization companies), and up to 25% of its assets in securities of foreign issuers both directly and through depositary receipts for those securities.

How the manager selects the fund's investments

The manager focuses on medium capitalization companies that exhibit either at-tractive growth characteristics or attractive value characteristics. The man-ager selects individual "growth" stocks for investment in two ways: by identi-fying those companies which exhibit the most favorable growth prospects and by identifying those companies which have favorable valuations relative to their growth characteristics. This strategy is commonly known as "growth at a reason-able price" and offers investors style diversification within a single mutual fund. In selecting companies for investment, the manager looks for:

 . Growth characteristics, including high historic growth rates and high rela-tive growth compared with companies in the same industry or sector

 . Value characteristics, including low price/earnings ratios and other statis-tics indicating that a security is undervalued

 . Increasing profits and sales

 . Competitive advantages that could be more fully exploited by a company

 . Skilled management that is committed to long-term growth

 . Potential for a long-term investment by the fund

The manager uses fundamental research to find stocks with strong growth poten-tial and also uses quantitative analysis to determine whether these stocks are relatively undervalued or overvalued compared to stocks with similar fundamen-tal characteristics. The manager's quantitative valuations determine whether and when the fund will purchase and sell stocks that it identifies through fun-damental research.

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, because of the following:

 . U.S. stock markets go down, or perform poorly relative to other types of in-vestments

 . An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the fund invests

 . Medium capitalization stocks fall out of favor with investors

 . The manager's judgment about the attractiveness, growth prospects, value or potential appreciation of a particular stock proves to be incorrect

Because the fund invests primarily in medium capitalization companies, an in-vestment in the fund may be more volatile and more susceptible to loss than an investment in a fund which invests primarily in large capitalization companies. Medium capitalization companies may have more limited product lines, markets and financial resources than large capitalization companies. They may have shorter operating histories and more erratic businesses, although they gener-ally have more established businesses than small capitalization companies. The prices of medium capitalization company stocks tend to be more volatile than the prices of large capitalization company stocks.

Investments in securities of foreign issuers involve greater risks than those of domestic issuers, such risks may include:

 . Foreign markets may have less volume, liquidity and government supervision

 . Imposition of exchange controls or other restrictions on investments and ad-verse government actions

 . Changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's assets

Who may want to invest in the fund

The fund may be an appropriate investment if you:

 . Are seeking to participate in the long term growth potential of the U.S.
  stock market

 . Are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in large cap companies

 . Are willing to accept the risks of investing in the stock market

 Concert Investment Series--Select Portfolios Prospectus

Total return and performance
--------------------------------------------------------------------------------


The fund's total return will vary
from year to year, and its per-
formance will vary compared with
that of unmanaged indices.
Although variations in the fund's
performance are an indication of
the risks of investing in the
fund, past performance does not
necessarily indicate how the fund
will perform in the future.

Fees and expenses
--------------------------------------------------------------------------------

               Shareholder fees (paid directly from your investment)
                  ------------------------------------------------------------
               Maximum sales charge on purchases (as a % of offering
                price)                                                    None
                  ------------------------------------------------------------
               Maximum deferred sales charge on redemptions
               (as a % of the lower of net asset value at purchase or
               redemption)                                                None
                  ------------------------------------------------------------
               Annual fund operating expenses (paid by the portfolio as
               a % of net assets)
                  ------------------------------------------------------------
               Management fee                                            0.75%
                  ------------------------------------------------------------
               Distribution and service (12b-1) fees                      None
                  ------------------------------------------------------------
               Other expenses                                             0.20
                  ------------------------------------------------------------
               Total annual fund operating expenses                      0.95%
                  ------------------------------------------------------------

The table sets
forth the fees
and expenses
you will pay if
you invest in
shares of the
portfolio.

Example
--------------------------------------------------------------------------------

               Number
               of
               years
               you
               own
               your
               shares   1 year* 3 years*
                  ----------------------
                            $97     $303
                  ----------------------

The example
helps you com-
pare the costs
of investing in
the portfolio
with other mu-
tual funds.
Your actual
costs may be
higher or low-
er.
                  *The example assumes:
                  .You invest $10,000 for the period shown

                  .You redeem all of your shares at the end of the period .Your investment has a 5% return each year
                  .You reinvest all distributions and dividends without a sales charge
                  .The portfolio's operating expenses remain the same

 Concert Investment Series--Select Portfolios Prospectus

Select Growth Portfolio
Investment objective

The fund seeks capital appreciation.

Key investments

The fund invests principally in U.S. common stocks and other equity securities, typically of established companies with large market capitalizations.

How the manager selects the fund's investments

The manager uses a "bottom-up" strategy, primarily focusing on individual secu-rity selection, with less emphasis on industry and sector allocation. The man-ager selects investments for their capital appreciation; any ordinary income is incidental. In selecting individual companies for investment, the manager looks for:

 . Growth characteristics, including high historic growth rates and high rela-tive growth compared with companies in the same industry or sector

 . Value characteristics, including low price/earnings ratios and other statis-tics indicating that a security is undervalued

 . Increasing profits and sales

 . Competitive advantages that could be more fully exploited by a company

 . Skilled management that is committed to long-term growth

 . Potential for a long-term investment by the fund

The manager uses fundamental research to find stocks with strong growth poten-tial, and then uses quantitative analysis to determine whether these stocks are relatively undervalued or overvalued compared to stocks with similar fun-damental characteristics. The manager's quantitative valuations determine whether and when the fund will purchase or sell the stocks that it identifies through fundamental research. This style of stock selection is commonly known as "growth at a reasonable price."

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . Stock prices decline generally

 . Large capitalization companies fall out of favor with investors

 . The manager's judgment about the attractiveness, value or potential apprecia-tion of a particular stock proves to be incorrect

 . The company does not meet earnings expectations or other events depress the value of the company's stock

The fund may engage in active and frequent trading, resulting in high portfolio turnover. Frequent trading also increases transaction costs, which could de-tract from the fund's performance.

Who may want to invest in the fund

The fund may be an appropriate investment if you:

 . Are an aggressive investor seeking to participate in the long term growth po-tential of the stock market

 . Are willing to accept the risks of investing in common stocks

 Concert Investment Series--Select Portfolios Prospectus

Total return and performance
--------------------------------------------------------------------------------

The fund's total return will vary from year to year, and its performance will vary compared with that of unmanaged indices. Although variations in the fund's performance are an indication of the risks of investing in the fund, past per-formance does not necessarily indicate how the fund will perform in the future.

Fees and expenses
--------------------------------------------------------------------------------

               Shareholder fees (paid directly from your investment)
                  ------------------------------------------------------------
               Maximum sales charge on purchases (as a % of offering
               price)                                                     None
                  ------------------------------------------------------------
               Maximum deferred sales charge on redemptions
               (as a % of the lower of net asset value at purchase or
               redemption)                                                None
                  ------------------------------------------------------------
               Annual fund operating expenses (paid by the portfolio as
               a % of net assets)
                  ------------------------------------------------------------
               Management fee                                            0.75%
                  ------------------------------------------------------------
               Distribution and service (12b-1) fees                      None
                  ------------------------------------------------------------
               Other expenses                                            0.20%
                  ------------------------------------------------------------
               Total annual fund operating expenses                      0.95%
                  ------------------------------------------------------------

The table sets
forth the fees
and expenses
you will pay if
you invest in
shares of the
portfolio.

Example
--------------------------------------------------------------------------------

               Number
               of
               years
               you
               own
               your
               shares   1 year* 3 years*
                  ----------------------
                            $97     $303
                  ----------------------

The example
helps you com-
pare the costs
of investing in
the portfolio
with other mu-
tual funds.
Your actual
costs may be
higher or low-
er.
                  *The example assumes:
                  .You invest $10,000 for the period shown

                  .You redeem all of your shares at the end of the period .Your investment has a 5% return each year
                  .You reinvest all distributions and dividends without a sales charge
                  .The portfolio's operating expenses remain the same

 Concert Investment Series--Select Portfolios Prospectus

Select Growth and Income Portfolio
Investment objective

The fund seeks reasonable growth and income.

Key investments

The fund invests in a portfolio consisting principally of equity securities, including convertible securities, that provide dividend or interest income. However, it may also invest in non-income producing investments for potential appreciation in value. The fund emphasizes U.S. stocks with large market capi-talizations. The fund's convertible securities may be of any credit quality and may include below investment grade securities (commonly known as "junk bonds").

How the manager selects the fund's investments

The manager emphasizes individual security selection while spreading the fund's investments among industries and sectors. The manager uses a two-step selection process commonly known as "growth at a reasonable price."

First, the manager uses quantitative analysis to find stocks with strong growth potential, and to determine whether these securities are relatively undervalued or overvalued. Quantitative factors include:

 . Growth characteristics, including high historic growth rates and high rela-tive growth compared with companies in the same industry or sector

 . Value characteristics, including low price/earnings ratios and other statis-tics indicating that a security is undervalued

Then, the manager uses fundamental qualitative research to verify these equity securities' growth potential. Qualitative factors include:

 . Management with established track records, or favorable changes in current management

 . Improvement in a company's competitive position

 . Positive changes in corporate strategy

These quantitative and qualitative factors, as well as expected dividends and income, influence the fund's purchases and sales of securities.

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . Stock prices decline generally

 . Large capitalization companies fall out of favor with investors

 . Companies in which the fund invests suffer unexpected losses or lower than expected earnings

 . The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect

 . The issuer of a debt security owned by the fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. This risk is higher for below investment grade securities. These securities are consid-ered speculative because they have a higher risk of issuer default, are sub-ject to greater price volatility and may be illiquid

The fund may engage in active and frequent trading, resulting in high portfolio turnover. Frequent trading also increases transaction costs, which could de-tract from the fund's performance.

Who may want to invest in the fund

The fund may be an appropriate investment if you:

 . Are seeking reasonable long term growth and current income

 . Are willing to accept the risks of investing in the stock market

 Concert Investment Series--Select Portfolios Prospectus

Total return and performance
--------------------------------------------------------------------------------

The fund's total return will vary from year to year, and its performance will vary compared with that of unmanaged indices. Although variations in the fund's performance are an indication of the risks of investing in the fund, past per-formance does not necessarily indicate how the fund will perform in the future.

Fees and expenses
--------------------------------------------------------------------------------

               Shareholder fees (paid directly from your investment)
                  ------------------------------------------------------------
               Maximum sales charge on purchases (as a % of offering
               price)                                                     None
                  ------------------------------------------------------------
               Maximum deferred sales charge on redemptions
               (as a % of the lower of net asset value at purchase or
               redemption)                                                None
                  ------------------------------------------------------------
               Annual fund operating expenses (paid by the portfolio as
               a % of net assets)
                  ------------------------------------------------------------
               Management fee                                            0.75%
                  ------------------------------------------------------------
               Distribution and service (12b-1) fees                      None
                  ------------------------------------------------------------
               Other expenses                                            0.20%
                  ------------------------------------------------------------
               Total annual fund operating expenses                      0.95%
                  ------------------------------------------------------------

The table sets
forth the fees
and expenses
you will pay if
you invest in
shares of the
portfolio.

Example
--------------------------------------------------------------------------------

               Number
               of
               years
               you
               own
               your
               shares   1 year* 3 years*
                  ----------------------
                            $97     $303
                  ----------------------

The example
helps you com-
pare the costs
of investing in
the portfolio
with other mu-
tual funds.
Your actual
costs may be
higher or low-
er.
                  *The example assumes:
                  .You invest $10,000 for the period shown

                  .You redeem all of your shares at the end of the period .Your investment has a 5% return each year
                  .You reinvest all distributions and dividends without a sales charge
                  .The portfolio's operating expenses remain the same

 Concert Investment Series--Select Portfolios Prospectus

Select Government Portfolio
Investment objective

The fund seeks high current return consistent with preservation of capital.

Key investments

The fund invests primarily in government debt issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include U.S. Treasury securities, mortgage-related and asset-backed securities. Some govern-ment guaranteed mortgage-related securities are backed by the full faith and credit of the U.S. Treasury, some are supported by the right of the issuer to borrow from the U.S. government and some are backed only by the credit of the issuer itself.

In order to hedge against changes in interest rates, the fund also may purchase or sell options on U.S. government securities and enter into interest rate futures contracts and options on these contracts.

How the manager selects the fund's investments

The manager focuses on identifying undervalued sectors and securities. Specifi-cally, the manager:

 . Determines sector and maturity weightings based on intermediate and long-term assessments of the economic environment and relative value factors based on interest rate outlook

 . Uses research to uncover inefficient sectors of the government and mortgage markets and adjusts portfolio positions to take advantage of new information

 . Measures the potential impact of supply/demand imbalances, yield curve shifts and changing prepayment patterns to identify individual securities that bal-ance potential return and risk

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . Interest rates increase, causing the prices of fixed income securities to de-cline and reducing the value of the fund's portfolio

 . Prepayment risk (or call risk). As interest rates decline, the issuers of se-curities held by the fund may prepay principal earlier than scheduled, forc-ing the fund to reinvest in lower yielding securities

 . Extension risk. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities

 . The manager's judgment about interest rates or the attractiveness, value or income potential of a particular security proves incorrect

 . Changes in interest rates or the value of securities cause the value of op-tions or futures contracts held by the fund to decline, resulting in dispro-portionate losses to the fund's portfolio

Who may want to invest in the fund

The fund may be an appropriate investment if you:

 . Are seeking income consistent with preservation of capital

 . Are willing to accept the interest rate risks and market risks of investing in government bonds and mortgage-related securities

 Concert Investment Series--Select Portfolios Prospectus

Total return and performance
--------------------------------------------------------------------------------

The fund's total return will vary from year to year, and its performance will vary compared with that of unmanaged indices. Although variations in the fund's performance are an indication of the risks of investing in the fund, past per-formance does not necessarily indicate how the fund will perform in the future.

Fees and expenses
--------------------------------------------------------------------------------

               Shareholder fees (paid directly from your investment)
                  ------------------------------------------------------------
               Maximum sales charge on purchases (as a % of offering
               price)                                                     None
                  ------------------------------------------------------------
               Maximum deferred sales charge on redemptions
               (as a % of the lower of net asset value at purchase or
               redemption)                                                None
                  ------------------------------------------------------------
               Annual fund operating expenses (paid by the portfolio as
               a % of net assets)
                  ------------------------------------------------------------
               Management fee                                            0.60%
                  ------------------------------------------------------------
               Distribution and service (12b-1) fees                      None
                  ------------------------------------------------------------
               Other expenses                                            0.20%
                  ------------------------------------------------------------
               Total annual fund operating expenses                      0.80%
                  ------------------------------------------------------------

The table sets
forth the fees
and expenses
you will pay if
you invest in
shares of the
portfolio.

Example
--------------------------------------------------------------------------------

               Number
               of
               years
               you
               own
               your
               shares   1 year* 3 years*
                  ----------------------
                            $82     $255
                  ----------------------

The example
helps you com-
pare the costs
of investing in
the portfolio
with other mu-
tual funds.
Your actual
costs may be
higher or low-
er.
                  *The example assumes:
                  .You invest $10,000 for the period shown

                  .You redeem all of your shares at the end of the period .Your investment has a 5% return each year
                  .You reinvest all distributions and dividends without a sales charge
                  .The portfolio's operating expenses remain the same

 Concert Investment Series--Select Portfolios Prospectus

More on the Portfolios' Investments

Equity securities

Equity securities include exchange traded and over-the-counter common and pre-ferred stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

Securities of foreign issuers
all Portfolios except Government Portfolio

Emerging Growth Fund, Growth Fund and Growth and Income Fund may invest up to 20% of their assets, and Mid Cap Fund up to 25% of its assets, in foreign secu-rities, including those of issuers in emerging market countries.

Investments in securities of foreign entities and securities denominated in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. Since each fund may invest in securities denomi-nated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's assets. Emerging market investments offer the potential for signifi-cant gains but also involve greater risks than investing in more developed countries. Political or economic stability, lack of market liquidity and gov-ernment actions such as currency controls or seizure of private business or property may be more likely in emerging markets.

Derivative transactions
All Portfolios

The funds may, but need not, use derivative contracts, such as futures and op-tions on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

 . To hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in stock market prices, currency exchange rates or interest rates

 . As a substitute for buying or selling securities

 . To enhance a fund's return

A derivative contract will obligate or entitle a fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. A fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Deriva-tives can also make a fund less liquid and harder to value, especially in de-clining markets.

Temporary defensive investments
All Portfolios

Each of the funds may depart from its principal investment strategies in re-sponse to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securi-ties. If the fund takes a temporary defensive position, it may be unable to achieve its investment objective.

Special restrictions
All Portfolios Except Mid Cap Portfolio

Each fund, except Mid Cap Portfolio, will not purchase any securities issued by a company primarily engaged in the manufacture of alcohol or tobacco.

Goals/Policies
All Portfolios

Each fund's goal and investment policies generally may be changed by the trustees without shareholder approval.

Master/feeder option

Each of the funds may in the future seek to achieve its investment objective by investing all of its net assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the fund. Shareholders of such a fund will be given at least 30 days prior notice of any such investment.

 Concert Investment Series--Select Portfolios Prospectus

Management
The Concert Investment Series offers a family of fund choices to help meet the varying needs of investors. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses provide a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

The portfolio managers

The portfolio managers are primarily responsible for the day-to-day operation of the funds indicated below. The table also shows the business experience of each portfolio manager.

                    Portfolio
 Fund               Manager(s)        Since   Past 5 Years' Business Experience
-----------------------------------------------------------------------------------------
 Emerging Growth    Sandip Bhagat   inception investment officer of the manager and pres-
                                              ident of
                                              Travelers Investment Management Company, an
                                              affiliate of the manager
-----------------------------------------------------------------------------------------
 Mid Cap and Growth Larry Weissman  inception investment officer of the manager and man-
                                              aging director of Salomon Smith Barney
                                              since October, 1997; portfolio manager of
                                              Neuberger & Berman, LLC, 1995-97; portfolio
                                              manager of College Retirement Equities Fund
                                              prior thereto
-----------------------------------------------------------------------------------------
 Growth and Income  R. Jay Gerken   inception investment officer of the manager and man-
                                              aging director of Salomon Smith Barney
-----------------------------------------------------------------------------------------
 Government         James E. Conroy inception investment officer of the manager and man-
                                              aging director of Salomon Smith Barney
-----------------------------------------------------------------------------------------

Management fees

For its services, the manager receives a fee during the portfolios' fiscal year equal on an annual basis to 0.75% of the Select Emerging Growth, MidCap, Growth and Growth and Income Portfolios' average daily net assets and 0.60% of the Se-lect Government Portfolio's average daily net assets.
Distributor

The portfolios have entered into an agreement with CFBDS, Inc. to distribute the portfolios' shares.

Year 2000 issue

Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the portfolios. The cost of addressing the Year 2000 issue, if substantial, could adversely affect companies and governments that issue securities held by the underlying funds. Technology experts have indicated that the risk of loss due to the Year 2000 issue may be greater with regard to foreign companies and govern-ments. The manager and distributor are addressing the Year 2000 issue for their systems. Each portfolio has been informed by its other service providers that they are taking similar measures. Although the portfolios do not expect the Year 2000 issue to adversely affect them, the portfolios cannot guarantee that the efforts of each portfolio or its service providers to correct the problem will be successful.

 Concert Investment Series--Select Portfolios Prospectus

Share Transactions
Availability of shares

Individuals may not purchase shares directly from the portfolios. You should read the prospectus for your insurance company's variable contract to learn how to purchase a variable contract based on the portfolios.

Each portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annu-ity and variable life insurance contracts and to certain qualified pension and retirement plans. The variable insurance products and qualified plans may or may not make investments in all the portfolios described in this prospectus. Shares of the portfolios are sold at net asset value.

The interests of different variable insurance products and qualified plans in-vesting in a portfolio could conflict due to differences of tax treatment and other considerations. The portfolios currently do not foresee any disadvantages to investors arising from the fact that each portfolio may offer its shares to different insurance company separate accounts that serve as the investment me-dium for their variable annuity and variable life products and to qualified plans. Nevertheless, the board of trustees intends to monitor events to iden-tify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a con-flict were to occur, one or more insurance companies' separate accounts or qualified plans might be required to withdraw their investments in one or more portfolios and shares of another portfolio may be substituted.

The sale of shares may be suspended or terminated if required by law or regula-tory authority or if it is in the best interests of the portfolios' sharehold-ers. Each portfolio reserves the right to reject any specific purchase order.

Redemption of shares

Redemption requests may be placed by separate accounts of participating insur-ance companies and by qualified plans. The redemption price of the shares of each portfolio will be the net asset value next determined after receipt by the portfolio of a redemption request in good order. The value of redeemed shares may be more or less than the price paid for the shares. Sales proceeds will normally be forwarded to the selling insurance company or qualified plan on the next business day after receipt of a redemption request in good order but in no event later than 3 days following receipt of instructions. Each portfolio may suspend sales or postpone payment dates during any period in which any of the following conditions exist:

 . the New York Stock Exchange is closed;

 . trading on the New York Stock Exchange is restricted;

 . an emergency exists as a result of which disposal by the portfolio of securi-ties is not reasonably practicable or it is not reasonably practicable for a fund to fairly determine the value of its net assets; or

 . as permitted by SEC order in extraordinary circumstances.

 Concert Investment Series--Select Portfolios Prospectus

Distributions, Dividends and Taxes
Taxes

Each portfolio intends to qualify and be taxed as a "regulated investment com-pany" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify to be taxed as a regulated investment company, each portfolio must meet certain income and diversification tests and distribu-tion requirements. As a regulated investment company meeting these require-ments, a portfolio will not be subject to federal income tax on its net invest-ment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in addi-tional shares of the portfolio at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying con-tract prospectus for information regarding the federal income tax treatment of distributions to the separate accounts and to holders of the contracts.

Dividends and distributions

Annual distributions of income and capital gain normally take place at the end of the year in which the income or gain is realized or the beginning of the next year.

The portfolios normally pay dividends and distribute capital gains, if any, as follows:

--------------------------------------------------------------------------------

                               Income                 Capital           Distributions
                             Dividend                    Gain                  Mostly
Fund                    Distributions           Distributions                    From
-------------------------------------------------------------------------------------
Emerging Growth              Annually                Annually                    Gain
-------------------------------------------------------------------------------------
Mid Cap                      Annually                Annually                    Gain
-------------------------------------------------------------------------------------
Growth                       Annually                Annually                    Gain
-------------------------------------------------------------------------------------
Growth and Income           Quarterly                Annually                    Both
-------------------------------------------------------------------------------------
Government                    Monthly                Annually                  Income
-------------------------------------------------------------------------------------

Each portfolio is also subject to asset diversification regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally pro-vide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of each portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single invest-ment. An alternative diversification test may be satisfied under certain cir-cumstances. If a portfolio should fail to comply with these regulations or fails to qualify for the special tax treatment afforded regulated investment companies under the Code, contracts invested in that portfolio would not be treated as annuity, endowment or life insurance contracts under the Code.

 Concert Investment Series--Select Portfolios Prospectus

Share Price

Each portfolio's net asset value is the value of its assets minus its liabili-ties. The price of each portfolio's shares is based on each portfolio's respec-tive net asset value. Each portfolio calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the Statement of Additional Information. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). Each portfolio, with the exception of the Government Portfolio, may invest in securities issued by foreign issuers; such securities may trade on weekends or other days on which a portfolio does not price its shares and thus the value of the portfolio's shares may change on days when you will not be able to purchase or redeem the portfolio's shares. The value of each underlying fund is the fund's net asset value at the time of computation.

The portfolios generally value their securities based on market prices or quo-tations. When reliable market prices or quotations are not readily available, the portfolios may price those securities at fair value. Fair value is deter-mined in accordance with procedures approved by the portfolios' board. Short-term investments that have a maturity of more than 60 days are generally valued based on market prices or quotations. Short-term investments that have a matu-rity of 60 days or less are valued at amortized cost. Using this method, a portfolio constantly amortizes over the remaining life of a security the dif-ference between the principal amount due at maturity and the cost of the secu-rity to the portfolio.

In order to buy, redeem or exchange shares at that day's price, an insurance company separate account or a qualified plan must place its order with the transfer agent before the New York Stock Exchange closes. If the New York Stock Exchange closes early, the order must be placed prior to the actual closing time. Otherwise, the investor will receive the next business day's price.

 Concert Investment Series--Select Portfolios Prospectus

Concert Investment Series
Select Portfolios

Emerging Growth Portfolio            Growth and Income Portfolio

Mid Cap Portfolio                    Government Portfolio


Growth Portfolio

--------------------------------------------------------------------------------

Additional Information About the
Portfolios

Shareholder Reports
Annual and semiannual reports to shareholders provide additional information about the portfolios' investments. These reports discuss the market conditions and investment strategies that affected each portfolio's performance.

Statement of Additional Information
The statement of additional information provides more detailed information about each portfolio. It is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the portfolios or obtain shareholder reports or the statement of additional information (without charge), by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the portfolios at 1-800-451-2010, or by writing to the portfolios at Smith Bar-ney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit Our Web Site
Our web site is located at www.smithbarney.com

You can also review the portfolios' shareholder reports, prospectus and state-ment of additional information at the Securities and Exchange Commission's Pub-lic Reference Room in Washington, D.C. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Wash-ington, D.C. 20549-6009. Information about the public reference room may be ob-tained by calling 1-800-SEC-0330. You can get the same reports and information free from the Commission's Internet web site--http://www.sec.gov

If someone makes a statement about the portfolios that is not in this prospec-tus, you should not rely upon that information. Neither the portfolios nor the distributor is offering to sell shares of the portfolios to any person to whom the portfolios may not lawfully sell their shares.

(SM) Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-05018)

[FD 01659 8/99]



Part B

August 18, 1999

Statement of Additional Information

Concert Investment Series
388 Greenwich Street
New York, NY 10013

Select Emerging Growth
Portfolio

Select Growth and Income
Portfolio
Select Mid Cap Portfolio
Select Government
Portfolio
Select Growth Portfolio


Concert Investment Series (the "Trust") currently offers twelve separate investment portfolios, five of which are described in this Statement of Additional Information ("SAI") (the investment portfolios described herein are individually referred to as a "Portfolio," and collectively, the "Portfolios"). This SAI expands upon and supplements the information contained in the prospectus dated August 18, 1999 for the Portfolios, as amended or supplemented from time to time, and should be read in conjunction therewith.

The prospectus may be obtained from designated insurance companies offering separate accounts ("separate accounts") which fund certain variable annuity and variable life insurance contracts (each, a "contract") and qualified pension and retirement plans or by writing or calling the Concert Series at the address or telephone number listed above. This SAI, although not in itself a prospectus, is incorporated by reference into the prospectus in its entirety.

TABLE OF CONTENTS

	Page

General Information	2
Goals and Investment Policies	2
Investment Practices	6
Risk Factors	20
Investment Restrictions	25
Trustees and Officers	27
Investment Advisory Agreements	29
Distributor	31
Portfolio Turnover	31
Portfolio Transactions and Brokerage	31
Determination of Net Asset Value	32
Taxes	33
Performance	34
Additional Information about Portfolios	35
Financial Statements	37
Appendix A - Ratings of Bonds, Notes and Commercial Paper	A-1


GENERAL INFORMATION

SSBC Fund Management, Inc., formerly Mutual Management Corp. ("SSBC" or the "manager"), 388 Greenwich Street, New York, NY 10013 was incorporated on March 12, 1968 and renders investment management advice to investment companies with aggregate assets under management in excess of $115 billion as of January 31, 1999. The manager is an affiliate of Salomon Smith Barney Inc. ("Salomon Smith Barney"). The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc., a financial services company that uses diverse channels to offer a broad range of financial services to consumer and corporate customers around the world. Among these businesses are Citibank, Commercial Credit, Primerica Financial Services, Salomon Smith Barney, SSB Citi Asset Management, Travelers Life & Annuity, and Travelers Property Casualty.

CFBDS, Inc. (the "Distributor") is the distributor of the Portfolios' shares.

GOALS AND INVESTMENT POLICIES

The following disclosures supplement disclosures set forth in the Prospectus and do not, standing alone, present a complete and accurate explanation of the matters disclosed.

The differences in goals and investment policies among the Portfolios can be expected to affect the return of each Portfolio and the degree of market and financial risk to which each Portfolio is subject. The goal and investment policies, the percentage limitations, and the kinds of securities in which each Portfolio may invest are generally not fundamental policies and therefore may be changed by the Trustees without shareholder approval. Although each Portfolio has a different goal which it pursues through separate investment policies, each Portfolio, except the Mid Cap Portfolio, will not purchase any securities issued by any company primarily engaged in the manufacture of alcohol or tobacco.

Each of the Portfolios may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If a Portfolio takes a temporary defensive position, it may be unable to achieve its investment objective.

Select Emerging Growth Portfolio

Select Emerging Growth Portfolio seeks capital appreciation by investing in a portfolio of securities consisting principally of common stocks of small and medium sized companies considered by the manager to be emerging growth companies. Any ordinary income received from portfolio securities is entirely incidental. There can be no assurance that the objective of capital appreciation will be realized; therefore, full consideration should be given to the risks inherent in the investment techniques that the manager may use to achieve such objective.

Under normal conditions, the Portfolio invests at least 65% of its total assets in common stocks of small and medium sized companies, both domestic and foreign, in the early stages of their life cycle that the manager believes have the potential to become major enterprises. Investments in such companies may offer greater opportunities for growth of capital than larger, more established companies, but also may involve certain special risks. Emerging growth companies often have limited product lines, markets, or financial resources, and they may be dependent upon one or a few key people for management. The securities of such companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. While the portfolio will invest primarily in common stocks, to a limited extent, it may invest in other securities such as preferred stocks, convertible securities and warrants.

The Portfolio may also invest in special situations involving new management, special products and techniques, unusual developments, mergers or liquidations. Investments in unseasoned companies and special situations often involve much greater risks than are inherent in ordinary investments, because securities of such companies may be more likely to experience unexpected fluctuations in price.

The Portfolio may hold a portion of its assets in high grade short-term debt securities and high grade corporate or government bonds in order to provide liquidity. Short-term investments may include repurchase agreements with banks or broker-dealers. The Portfolio may invest up to 20% of its total assets in securities of foreign issuers.

Select Mid Cap Portfolio

Select Mid Cap Portfolio seeks long-term growth of capital. The Portfolio attempts to achieve its investment objective by investing, under normal market conditions, substantially all of its assets in equity securities and at least 65% of its total assets in equity securities of medium-sized companies. Medium sized companies are those whose market capitalization is within the market capitalization range of companies in the S&P MidCap Index at the time of the Portfolio's investment. The size of the companies in the Index changes with market conditions and the composition of the Index. As of January 29, 1999, the largest market capitalization of a company in the Index was $11.4 billion and the smallest market capitalization was $0.24 billion. Companies whose capitalization falls outside this range after purchase continue to be considered medium-sized companies for purposes of the 65% policy. Investing in medium-capitalization stocks may involve greater risk than investing in large capitalization stocks since they can be subject to more abrupt or erratic movements. However, they tend to involve less risk than stocks of small capitalization companies. The Portfolio may invest up to 35% of its assets in equity securities of companies with market capitalizations that do not qualify them as medium sized at the time of the Portfolio's investment.

The Portfolio will normally invest in all types of equity securities, including common stocks, preferred stocks, securities that are convertible into common or preferred stocks, such as warrants and convertible bonds, and depository receipts for those securities. The Portfolio may maintain a portion of its assets, which will usually not exceed 10%, in U.S. Government securities, money market obligations, and in cash to provide for payment of the Portfolio's expenses and to meet redemption requests. It is the policy of the Portfolio to be as fully invested in equity securities as practicable at all times.

Consistent with its investment objective and policies described above, the Portfolio may invest up to 25% of its total assets in foreign securities, including both direct investments and investments made through depository receipts. The Portfolio may also invest in real estate investment trusts; purchase or sell securities on a when-issued or delayed-delivery basis; enter into forward commitments to purchase securities; lend portfolio securities; purchase and sell put and call options; and enter into interest rate futures contracts, stock index futures contracts and related options.


Select Growth Portfolio

Select Growth Portfolio seeks capital appreciation through investments in common stocks and options on common stocks. Any income realized on its investments will be purely incidental to its goal of capital appreciation.

The Portfolio also may hold a portion of its assets in high grade short-term debt securities and high grade corporate or government bonds in order to provide liquidity. The amount of assets the Portfolio may hold for liquidity purposes is based on market conditions and the need to meet redemption requests. A description of the ratings of commercial paper and bonds is contained in the Appendix. Short-term investments may include repurchase agreements with banks or broker-dealers.

Certain policies of the Portfolio, such as purchasing and selling options on stocks, purchasing options on stock indices and purchasing stock index futures contracts and options thereon involve inherently greater investment risk and could result in more volatile price fluctuations. The Portfolio may also invest up to 20% of its total assets in securities of foreign issuers and in investment companies. Since the Portfolio may take substantial risks in seeking its goal of capital appreciation, it is not suitable for investors unable or unwilling to assume such risks.

Select Growth and Income Portfolio

Select Growth and Income Portfolio seeks reasonable growth and income through investments in equity securities that provide dividend or interest income, including common and preferred stocks and securities convertible into common and preferred stocks.

Convertible securities rank senior to common stocks in a corporation's capital structure. They are consequently of higher quality and entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Portfolio may purchase convertible securities rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Ratings Group ("S&P") and may also purchase non-rated securities considered by the manager to be of comparable quality. Although the Portfolio selects these securities primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the Portfolio, there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities.

Although the portfolio turnover rate will not be considered a limiting factor, the Portfolio does not intend to engage in trading directed at realizing short-term profits. Nevertheless, changes in the portfolio will be made promptly when determined to be advisable by reason of developments not foreseen at the time of the investment decision, and usually without reference to the length of time the security has been held.

The Portfolio may hold a portion of its assets in high grade short-term debt securities and high grade corporate or government bonds in order to provide liquidity. The amount of assets the Portfolio may hold for liquidity purposes is based on market conditions and the need to meet redemption requests. Short-term investments may include repurchase agreements with banks or broker-dealers. The Portfolio may also invest up to 20% of its total assets in securities of foreign issuers and in investment companies. The Portfolio may engage in portfolio management strategies and techniques involving options, futures contracts and options on futures.

Select Government Portfolio

Select Government Portfolio seeks high current return consistent with preservation of capital. The Portfolio intends to invest at least 80% of its assets in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities include: (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one to ten years), and U.S. Treasury bonds (generally maturities of greater than ten years), including the principal components or the interest components issued by the U.S. Government under the Separate Trading of Registered Interest and Principal of Securities program (i.e. ''STRIPS''), all of which are backed by the full faith and credit of the United States; and (2) obligations issued or guaranteed by U.S. Government agencies or instrumentalities, including government guaranteed mortgage-related securities, some of which are backed by the full faith and credit of the U.S. Treasury, some of which are supported by the right of the issuer to borrow from the U.S. Government and some of which are backed only by the credit of the issuer itself.

The Portfolio may enter into repurchase agreements with domestic banks or broker-dealers deemed creditworthy by the manager solely for purposes of investing the Portfolio's cash reserves or when the Portfolio is in a temporary defensive posture. The Portfolio may write covered or fully collateralized call options on U.S. Government securities and enter into closing or offsetting purchase transactions with respect to certain of such options. The Portfolio may also write secured put options and enter into closing or offsetting purchase transactions with respect to such options. The Portfolio may write both listed and over-the-counter options.

The Portfolio seeks to obtain a high current return from the following sources:

? interest paid on the Portfolio's portfolio securities;
? premiums earned upon the expiration of options written;
? net profits from closing transactions; and ? net gains from the sale of portfolio securities on the exercise of options or otherwise.

The Portfolio is not designed for investors seeking long-term capital appreciation. Moreover, varying economic and market conditions may affect the value of and yields on U.S. Government securities. Accordingly, there is no assurance that the Portfolio's investment objective will be achieved.

The Portfolio may engage in transactions involving obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Government (such as Government National Mortgage Association ("GNMA") Certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Government, (c) discretionary authority of the U.S. Government agency or instrumentality, or (d) the credit of the instrumentality. Agencies and instrumentalities include, but are not limited to: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association ("FNMA").

While the Portfolio has no policy limiting the maturities of the debt securities in which it may invest, the manager seeks to moderate market risk by generally maintaining a portfolio duration within a range of approximately four to six years. Duration is a measure of the expected life of a debt security that was developed as a more precise alternative to the concept of "term to maturity." Duration incorporates a debt security's yield, coupon interest payments, final maturity and call features into one measure. Traditionally, a debt security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "price volatility" of the security). However, "term to maturity" measures only the time until a debt security provides its final payment taking no account of the pattern of the security's payments of interest or principal prior to maturity. Duration measures the length of the time interval between the present and the time when the interest and principal payments are scheduled to be received (or in the case of a callable bond, expected to be received), weighing them by the present value of the cash to be received at each future point in time. In general, the lower the coupon rate of interest or the longer the maturity, or the lower the yield-to-maturity of a debt security, the longer its duration; conversely, the higher the coupon rate of interest, the shorter the maturity or the higher the yield-to-maturity of a debt security, the shorter its duration.

With respect to some securities, there may be some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. In these and other similar situations, the manager will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure. The duration is likely to vary from time to time as the manager pursues its strategy of striving to maintain an active balance between seeking to maximize income and endeavoring to maintain the value of the Portfolio's capital. Thus, the objective of providing high current return consistent with preservation of capital to shareholders is tempered by seeking to avoid undue market risk and thus provide reasonable total return as well as high distributed return. There is, of course, no assurance that the manager will be successful in achieving such results for the Portfolio.

The Portfolio generally purchases debt securities at a premium over the principal or face value in order to obtain higher current income. The amount of any premium declines during the term of the security to zero at maturity. Such decline generally is reflected in the market price of the security and thus in the Portfolio's net asset value. Any such decline is realized for accounting purposes as a capital loss at maturity or upon resale. Prior to maturity or resale, such decline in value could be offset, in whole or part, or increased by changes in the value of the security due to changes in interest rate levels.

The principal reason for selling call or put options is to obtain, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. By selling options, the Portfolio reduces its potential for capital appreciation on debt securities if interest rates decline. Thus, if market prices of debt securities increase, the Portfolio would receive a lower total return from its optioned positions than it would have received if the options had not been sold. The purpose of selling options is intended to improve the Portfolio's total return and not to "enhance" monthly distributions. During periods when the Portfolio has capital loss carryforwards, any capital gains generated from such transactions will be retained in the Portfolio. The purchase and sale of options may result in a high portfolio turnover rate.

INVESTMENT PRACTICES

This section contains a discussion of certain investment practices. The Portfolios indicated may engage in these and any other practices not prohibited by their investment restrictions. For further information about risks associated with these practices, see "Risk Factors" below.

EQUITY SECURITIES

Common Stocks (All Portfolios except Government Portfolio). Each Portfolio may purchase common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stocks and Convertible Securities (All Portfolios except Government Portfolio). Each Portfolio may invest in convertible debt and preferred stocks. Convertible debt securities and preferred stock entitle the holder to acquire the issuer's stock by exchange or purchase for a predetermined rate. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

Warrants (All Portfolios except Government Portfolio). Each Portfolio may purchase warrants. Warrants acquired by a Portfolio entitle it to buy common stock from the issuer at a specified price and time. Warrants are subject to the same market risks as stocks, but may be more volatile in price. A Portfolio's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before the expiration dates.

REITs (All Portfolios except Government Portfolio). Each Portfolio may invest in shares of real estate investment trusts (REITs), which are pooled investment vehicles that invest in real estate or real estate loans or interests. Investing in REITs involves risks similar to those associated with investing in equity securities of small capitalization companies. REITs are dependent upon management skills, are not diversified, and are subject to risks of project financing, default by borrowers, self-liquidation, and the possibility of failing to qualify for the exemption from taxation on distributed amounts under the Internal Revenue Code of 1986, as amended (the "Code").

Illiquid and Restricted Securities. The Portfolios each invest in restricted securities and illiquid assets. As used herein, restricted securities are those that have been sold in the United States without registration under the Securities Act of 1933 and are thus subject to restrictions on resale. Excluded from the limitation, however, are any restricted securities which are eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and which have been determined to be liquid by the Trustees or by the manager pursuant to board-approved guidelines. The determination of liquidity is based on the volume of reported trading in the institutional secondary market for each security. This investment practice could have the effect of increasing the level of illiquidity in each Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. These difficulties and delays could result in a Portfolio's inability to realize a favorable price upon disposition of restricted securities, and in some cases might make disposition of such securities at the time desired by the Portfolio impossible. Since market quotations are not readily available for restricted securities, such securities will be valued by a method that the Trustees believe accurately reflects fair value.

Securities of Foreign Issuers (All Portfolios except Government Portfolio). The Emerging Growth Portfolio, the Growth Portfolio and the Growth and Income Portfolio may invest up to 20% of the value of their total assets and the Mid Cap Portfolio may invest up to 25% of the value of its total assets in securities of foreign governments and companies of developed and emerging markets countries.

Each Portfolio may also purchase foreign securities in the form of American Depositary Receipts (''ADRs'') and European Depositary Receipts (''EDRs'') or other securities representing underlying shares of foreign companies. ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through ''sponsored'' or ''unsponsored'' arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depositary's transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. Each Portfolio may invest in ADRs through both sponsored and unsponsored arrangements.

The Emerging Growth Portfolio, the Mid Cap Portfolio, the Growth Portfolio and the Growth and Income Portfolio may invest in the securities of developing countries, commonly known as "emerging markets" countries. See "Risk Factors Securities of Developing /Emerging Market Countries".

FIXED INCOME SECURITIES

Corporate Debt Obligations (All Portfolios). Each Portfolio may invest in corporate debt obligations and zero coupon securities issued by financial institutions and corporations. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security.

U.S. Government Securities (All Portfolios).   The U.S. Government
securities in which the Portfolios may invest include: bills, certificates of indebtedness, and notes and bonds issued by the U.S. Treasury or by agencies or instrumentalities of the U.S. Government. Some U.S. Government securities, such as U.S. Treasury bills and bonds, are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality.

Mortgage Related Securities (Government Portfolio). The Government Portfolio may invest in mortgage-related securities, including those representing an undivided ownership interest in a pool of mortgage loans, e.g., GNMA, FNMA, FHLMC Certificates. Mortgage loans made by banks, savings and loan institutions, and other lenders are often assembled into pools, which are issued or guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. Interests in such pools are collectively referred to as ''mortgage-related securities.''

Mortgage-related securities are characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the securityholders (such as the Portfolio), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the securityholders frequently receive prepayments of principal, in addition to the principal which is part of the regular monthly payment. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, some of the Portfolio's higher yielding securities might be converted to cash, and the Portfolio will be forced to accept lower interest rates when that cash is used to purchase additional securities. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-related securities. If the Portfolio buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in a loss to the Portfolio of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

The Government National Mortgage Association ("GNMA") is a wholly owned corporate instrumentality of the United States within the U.S. Department of Housing and Urban Development. GNMA's principal programs involve its guarantees of privately issued securities backed by pools of mortgages. Certificates of the Government National Mortgage Association ("GNMA Certificates") are mortgage-backed securities, which evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates that the Portfolio purchases are the "modified pass-through" type. "Modified pass-through" GNMA Certificates entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or the Farmers' Home Administration ("FMHA"), or guaranteed by the Veterans Administration ("VA"). Once a pool of such mortgages is assembled and approved by GNMA, the GNMA guarantee is backed by the full faith and credit of the U.S. Government. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before maturity of the mortgages in the pool. The Portfolio normally will not distribute principal payments (whether regular or prepaid) to its shareholders. Rather, it will invest such payments in additional mortgage-related securities of the types described above or other
U.S. Government securities. Interest received by the Portfolio will, however, be distributed to shareholders. Foreclosures impose no risk to principal investment because of the GNMA guarantee.

As prepayment rates of the individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of
GNMA Certificates.   However, statistics published by the FHA indicate that
the average life of single-family dwelling mortgages with 25-to 30-year maturities, the type of mortgages backing the vast majority of GNMA Certificates, is approximately 12 years. Therefore, it is customary to treat GNMA Certificates as 30-year mortgage-backed securities which prepay fully in the twelfth year.

The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the GNMA Certificates, but only by the amount of the fees paid to GNMA and the GNMA Certificate issuer. For the most common type of mortgage pool, containing single-family dwelling mortgages, GNMA receives an annual fee of 0.06 of one percent of the outstanding principal for providing its guarantee, and the GNMA Certificate issuer is paid an annual servicing fee of 0.44 of one percent for assembling the mortgage pool and for passing through monthly payments of interest and principal to Certificate holders. The coupon rate by itself, however, does not indicate the yield which will be earned on the GNMA Certificates for the following reasons:

1. Certificates are usually issued at a premium or discount, rather than at par.

2. After issuance, Certificates usually trade in the secondary market at a premium or discount.

3. Interest is paid monthly rather than semi-annually as is the case for traditional bonds. Monthly compounding has the effect of raising the effective yield earned on GNMA Certificates.

4. The actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the Certificate. If mortgagors prepay their mortgages, the principal returned to Certificate holders may be reinvested at higher or lower rates.

In quoting yields for GNMA Certificates, the customary practice is to assume that the Certificates will have a 12 year life. Compared on this basis, GNMA Certificates have historically yielded roughly 1/4 of 1.00% more than high grade corporate bonds and 1/2 of 1.00% more than U.S. Government and U.S. Government agency bonds.

Since the inception of the GNMA mortgage-backed securities program in 1970, the amount of GNMA Certificates outstanding has grown rapidly. The size of the market and the active participation in the secondary market by securities dealers and many types of investors make GNMA Certificates highly liquid instruments. Quotes for GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate.

The Federal Home Loan Mortgage Corporation ("FHLMC") was created in 1970 to promote development of a nationwide secondary market in conventional residential mortgages. FHLMC issues two types of mortgage pass-through securities, mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. Like GNMA Certificates, PCs are assumed to be prepaid fully in their twelfth year. FHLMC guarantees timely monthly payment of interest of PCs and the ultimate payment of principal.

GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately 10 years.

The Federal National Mortgage Association ("FNMA") creates a secondary market in mortgages insured by the FHA. FNMA issues guarantee mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest on FNMA Certificates and the full return of principal. Like GNMA Certificates, FNMA Certificates are assumed to be prepaid fully in their twelfth year.

Risk of foreclosure of the underlying mortgages is greater with FHLMC and FNMA securities because, unlike GNMA securities, FHLMC and FNMA securities are not guaranteed by the full faith and credit of the U.S. Government.

Forward Commitments (Government Portfolio).   The Portfolio may purchase or
sell U.S. Government securities on a ''when-issued'' or ''delayed delivery'' basis (''Forward Commitments''). These transactions occur when securities are purchased or sold by the Portfolio with payment and delivery taking place in the future, frequently a month or more after such transactions. The price is fixed on the date of the commitment, and the seller continues to accrue interest on the securities covered by the Forward Commitment until delivery and payment take place. At the time of settlement, the market value of the securities may be more or less than the purchase or sale price.

A Forward Commitment sale is covered if the Portfolio owns or has the right to acquire the underlying securities subject to the Forward Commitment. A Forward Commitment sale is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in value of a security which the Portfolio owns or has the right to acquire. In either circumstance, the Portfolio maintains in a segregated account (which is marked to market daily) either the security covered by the Forward Commitment or appropriate securities as required by the Investment Company Act of 1940, as amended (the "1940 Act") (which may have maturities which are longer than the term of the Forward Commitment) with the Portfolio's custodian in an aggregate amount equal to the amount of its commitment as long as the obligation to sell continues. By entering into a Forward Commitment sale transaction, the Portfolio forgoes or reduces the potential for both gain and loss in the security which is being hedged by the Forward Commitment sale.

The Portfolio may either settle a Forward Commitment by taking delivery of the securities or may either resell or repurchase a Forward Commitment on or before the settlement date in which event the Portfolio may reinvest the proceeds in another Forward Commitment. The Portfolio's use of Forward Commitments may increase its overall investment exposure and thus its potential for gain or loss. When engaging in Forward Commitments, the Portfolio relies on the other party to complete the transaction; should the other party fail to do so, the Portfolio might lose a purchase or sale opportunity that could be more advantageous than alternative opportunities at the time of the failure.

The Portfolio maintains a segregated account (which is marked to market daily) of appropriate securities as required by the 1940 Act covered by the Forward Commitment with the Portfolio's custodian in an aggregate amount equal to the amount of its commitment as long as the obligation to purchase or sell continues.

Short-Term Investments (All Portfolios). In certain circumstances the Portfolios may invest without limitation in all types of short-term money market instruments, including U.S. Government securities; certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements. To the extent a Portfolio is investing in short-term investments as a temporary defensive posture, the applicable Portfolio's investment objective may not be achieved.

Commercial Paper (All Portfolios).   Commercial paper consists of
short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as one of the Portfolios pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes.


DERIVATIVE CONTRACTS

Options, Futures Contracts and Related Options (All Portfolios)

Selling Call and Put Options (Emerging Growth Portfolio, Mid Cap Portfolio, Growth Portfolio, Growth and Income Portfolio and Government Portfolio). The principal reason for selling options is to obtain, through receipt of premiums, a greater current return than would be realized on the underlying securities alone. A Portfolio's current return can be expected to fluctuate because premiums earned from writing options and dividend or interest income yields on portfolio securities vary as economic and market conditions change. Writing options on portfolio securities also results in a higher portfolio turnover. The purchaser of a call option pays a premium to the writer (i.e., the seller) for the right to buy the underlying security from the writer at a specified price during a certain period. Emerging Growth Portfolio, Growth Portfolio and Growth and Income Portfolio sell call options only on a covered basis. Government Portfolio sells call options either on a covered basis, or for cross-hedging purposes. A call option is covered if the Portfolio owns or has the right to acquire the underlying securities subject to the call option at all times during the option period. Thus, Government Portfolio may sell options on U.S. Government securities or forward commitments of such securities. An option is for cross-hedging purposes (relative to Government Portfolio only) to hedge against a security which the Portfolio owns or has the right to acquire. In such circumstances, Government Portfolio maintains in a segregated account with the Portfolio's Custodian, cash or U.S. Government securities in an amount not less than the market value of the underlying security, marked to market daily, while the option is outstanding. The purchaser of a put option pays a premium to the seller (i.e., the writer) for the right to sell the underlying security to the writer at a specified price during a certain period. A Portfolio sells put options only on a secured basis, which means that, at all times during the option period, the Portfolio would maintain in a segregated account with its Custodian cash, cash equivalents or liquid securities in an amount of not less than the exercise price of the option, or will hold a put on the same underlying security at an equal or greater exercise price. A Portfolio generally sells put options when the manager wishes to purchase the underlying security for the Portfolio's portfolio at a price lower than the current market price of the security.

In order to terminate its position as writer of a call or put option, a Portfolio may enter into a "closing purchase transaction," which is the purchase of a call (put) on the same underlying security and having the same exercise price and expiration date as the call (put) previously sold by the Portfolio. The Portfolio will realize a gain (loss) if the premium plus commission paid in the closing purchase transaction is less (greater) than the premium it received on the sale of the option. A Portfolio would also realize a gain if an option it has sold lapses unexercised. A Portfolio may sell options that are listed on an exchange as well as options that are traded over-the-counter. A Portfolio may close out its position as writer of an option only if a liquid secondary market exists for options of that series, but there is no assurance that such a market will exist, particularly in the case of over-the-counter options, since they can be closed out only with the other party to the transaction. Alternatively, a Portfolio may purchase an offsetting option, which does not close out its position as a writer, but provides an asset of equal value to its obligation under the option sold. If a Portfolio is not able to enter into a closing purchase transaction or to purchase an offsetting option with respect to an option it has sold, it will be required to maintain the securities subject to the call or the collateral securing the put until a closing purchase transaction can be entered into (or the option is exercised or expires), even though it might not be advantageous to do so.

By selling a call option, a Portfolio loses the potential for gain on the underlying security above the exercise price while the option is outstanding; by writing a put option a Portfolio might become obligated to purchase the underlying security at an exercise price that exceeds the then current market price.

Each of the United States exchanges has established limitations governing the maximum number of call or put options on the same underlying security (whether or not covered) that may be written by a single investor, whether acting alone or in concert with others, regardless of whether such options are written on one or more accounts or through one or more brokers. An exchange may order the liquidation of positions found to be in violation of those limits, and it may impose other sanctions or restrictions. These position limits may restrict the number of options the Portfolio may be able to write.

Purchasing Call and Put Options (All Portfolios).   A Portfolio may
purchase call options to protect (e.g., hedge) against anticipated increases in the prices of securities it wishes to acquire. Alternatively, call options may be purchased for their leverage potential. Since the premium paid for a call option is typically a small fraction of the price of the underlying security, a given amount of funds will purchase call options covering a much larger quantity of such security than could be purchased directly. By purchasing call options, a Portfolio can benefit from any significant increase in the price of the underlying security to a greater extent than had it invested the same amount in the security directly. However, because of the very high volatility of option premiums, a Portfolio could bear a significant risk of losing the entire premium if the price of the underlying security did not rise sufficiently, or if it did not do so before the option expired. Conversely, put options may be purchased to protect (e.g., hedge) against anticipated declines in the market value of either specific portfolio securities or of a Portfolio's assets generally. Alternatively, put options may be purchased for capital appreciation in anticipation of a price decline in the underlying security and a corresponding increase in the value of the put option. The purchase of put options for capital appreciation involves the same significant risk of loss as described above for call options. In any case, the purchase of options for capital appreciation would increase the Portfolio's volatility by increasing the impact of changes in the market price of the underlying securities on the Portfolio's net asset value. The Portfolios may purchase either listed or over-the-counter options.

Options on Stock Indexes (All Portfolios except Government Portfolio). Options on stock indices are similar to options on stock, but the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Some stock index options are based on a broad market index such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower index such as the Standard & Poor's 100. Indexes are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options are currently traded on The Chicago Board Options Exchange, the New York Stock Exchange, the American Stock Exchange and other exchanges. Gain or loss to a Portfolio on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities. As with stock options, the Portfolio may offset its position in stock index options prior to expiration by entering into a closing transaction on an Exchange, or it may let the option expire unexercised.

Foreign Currency Options (Mid Cap Portfolio).   The Portfolio may purchase
put and call options on foreign currencies to reduce the risk of currency exchange fluctuation. Premiums paid for such put and call options will be limited to no more than 5% of the Portfolio's net assets at any given time. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies are traded on United States and foreign exchanges. Exchange-traded options are expected to be purchased by the Portfolio from time to time and over-the-counter options may also be purchased, but only when the manager believes that a liquid secondary market exists for such options, although there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investment generally.

The value of a foreign currency option is dependent upon the value of the underlying foreign currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market (conducted directly between currency traders, usually large commercial banks, and their customers) involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Futures Contracts (All Portfolios). Each Portfolio may engage in transactions involving futures contracts and related options in accordance with rules and interpretations of the Commodity Futures Trading Commission ("CFTC") under which the Portfolios are exempt from registration as a "commodity pool".

An interest rate futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of a specific type of debt security at a specified future time and at a specified price. Although interest rate futures contracts call for delivery of specified securities, in most cases the contracts are closed out (by an offsetting purchase or sale) prior to actual delivery, with the difference between the contract price and the offsetting price paid in cash.

A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of cash equal to a specified dollar amount times the difference between the stock index value at a specified time and the price at which the futures contract is originally struck. A stock index fluctuates with changes in the market values of the stocks included. No physical delivery of the underlying stocks in the index is made.

Currently, stock index futures contracts can be purchased with respect to the Standard & Poor's 500 Stock Index on the Chicago Mercantile Exchange ("CME"), the New York Stock Exchange Composite Index on the New York Futures Exchange and the Value Line Stock Index on the Kansas City Board of Trade. Differences in the stocks included in the indexes may result in differences in correlation of the futures contracts with movements in the value of the securities being hedged.

Foreign stock index futures traded outside the United States include the Nikkei Index of 225 Japanese stocks traded on the Singapore International Monetary Exchange ("Nikkei Index"), Osaka Index of 50 Japanese stocks traded on the Osaka Exchange, Financial Times Stock Exchange Index of the 100 largest stocks on the London Stock Exchange, the All Ordinaries Share Price Index of 307 stocks on the Sydney, Melbourne Exchanges, Hang Seng Index of 33 stocks on the Hong Kong Stock Exchange, Barclays Share Price Index of 40 stocks on the New Zealand Stock Exchange and Toronto Index of 35 stocks on the Toronto Stock Exchange. Futures and futures options on the Nikkei Index are traded on the CME and United States commodity exchanges may develop futures and futures options on other indices of foreign securities. Futures and options on United States devised index of foreign stocks are also being developed. Investments in securities of foreign entities and securities denominated in foreign currencies involve risks not typically involved in domestic investment, including fluctuations in foreign exchange rates, future foreign political and economic developments, and the possible imposition of exchange controls or other foreign or United States governmental laws or restrictions applicable to such investments.

In contrast to the purchase or sale of a security, no price is paid or received upon the purchase or sale of a futures contract. Initially, a Portfolio is required to deposit with its Custodian in an account in the broker's name an amount of appropriate securities as required by the 1940 Act equal to a percentage (which will normally range between 2% and 10%) of the contract amount. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Portfolio upon termination of the futures contract and satisfaction of its contractual obligations. Subsequent payments to and from the broker, called variation margin, are made on a daily basis as the price of the underlying securities or index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as marking to market.

For example, when a Portfolio purchases a futures contract and the price of the underlying security or index rises, that position increases in value, and the Portfolio receives from the broker a variation margin payment equal to that increase in value. Conversely, where the Portfolio purchases a futures contract and the value of the underlying security or index declines, the position is less valuable, and the Portfolio is required to make a variation margin payment to the broker.

At any time prior to expiration of the futures contract, the Portfolio may elect to terminate the position by taking an opposite position. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Portfolio, and the Portfolio realizes a loss or a gain.

When a Portfolio anticipates a significant market or market sector advance, the purchase of a futures contract affords a hedge against not participating in the advance at a time when the Portfolio is otherwise fully invested ("anticipatory hedge"). Such purchase of a futures contract serves as a temporary substitute for the purchase of individual securities, which may be purchased in an orderly fashion once the market has stabilized. As individual securities are purchased, an equivalent amount of futures contracts could be terminated by offsetting sales. A Portfolio may sell futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the market value of the Portfolio's securities ("defensive hedge"). To the extent that the Portfolio's portfolio of securities changes in value in correlation with the underlying security or index, the sale of futures contracts substantially reduces the risk to the Portfolio of a market decline and, by so doing, provides an alternative to the liquidation of securities positions in the Portfolio with attendant transaction costs.

For example, if Government Portfolio holds long-term U.S. Government securities, and a rise in long-term interest rates is anticipated, it could, in lieu of selling its portfolio securities, sell futures contracts for similar long-term securities. If interest rates increased and the value of the Portfolio's securities declined during the period the contracts were outstanding, the value of the Portfolio's futures contracts should increase, thereby protecting the Portfolio by preventing net asset value from declining as much as it otherwise would have.

In the event of the bankruptcy of a broker through which a Portfolio engages in transactions in listed options, futures or related options, the Portfolio could experience delays and/or losses in liquidating open positions purchased incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an over-the-counter option purchased by Government Portfolio, the Portfolio could experience a loss of all or part of the value of the option. Transactions are entered into by a Portfolio only with brokers or financial institutions deemed creditworthy by the manager.

Each Portfolio's futures transactions will be entered into for traditional hedging purposes; that is, futures contracts will be sold to protect against a decline in the price of securities or currencies that the Portfolio owns, or futures contracts will be purchased to protect a Portfolio against an increase in the price of securities of currencies it has committed to purchase or expects to purchase. A Portfolio pays commissions on futures contracts and options transactions.

Options on Futures Contracts (All Portfolios).   A Portfolio may also
purchase and sell options on futures contracts which are traded on an Exchange. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. As a seller of an option on a futures contract, a Portfolio is subject to initial margin and maintenance requirements similar to those applicable to futures contracts. In addition, net option premiums received by a Portfolio are required to be included as initial margin deposits.
When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. A Portfolio may purchase put options on futures contracts in lieu of, and for the same purposes as, the sale of a futures contract. The purchase of call options on futures contracts in intended to serve the same purpose as the actual purchase of the futures contract.

Forward Currency Contracts and Options on Currency (Mid Cap Portfolio).   A
forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Portfolio may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale or an offsetting contract. The Portfolio engages in forward currency transactions in anticipation of, or to protect itself against fluctuations in exchange rates. The Portfolio might sell a particular foreign currency forward, for example, when it holds bonds denominated in that currency but anticipates, and seeks to be protected against, decline in the currency against the U.S. dollar. Similarly, the Portfolio might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Portfolio might purchase a currency forward to "lock in" the price of securities denominated in that currency which it anticipates purchasing.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset, that is the subject of the hedge, generally will not be precise. In addition, the Portfolio may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit the Portfolio's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to the Portfolio's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue.
Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying the Portfolio's cross-hedges and the movements in the exchange rates of foreign currencies in which the Portfolio's assets that are the subject of such cross-hedges are denominated.

Forward contracts are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and is consummated without payment of any commission. The Portfolio, however, may enter into forward contracts with deposit requirements or commissions.

A put option on currency gives the Portfolio, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives the Portfolio, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. The Portfolio might purchase a currency put option, for example, to protect itself during the contract period against a decline in the value of a currency in which it holds or anticipates holding securities. If the currency's value should decline, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise, any gain to the Portfolio would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value of a currency in which the Portfolio anticipates purchasing securities.

The Portfolio's ability to establish and close out positions in foreign currency options is subject to the existence of a liquid market. There can be no assurance that a liquid market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investment generally.

A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Exchange markets for options on foreign currencies exist but are relatively new, and the ability to establish and close out positions on the exchanges is subject to maintenance of a liquid secondary market. Closing transactions may be effected with respect to options traded in the over-the-counter ("OTC") markets (currently the primary markets for options on foreign currencies) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. Although the Portfolio intends to purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. In such event, it may not be possible to effect closing transactions with respect to certain options, with the result that the Portfolio would have to exercise those options which it has purchased in order to realize any profit. The staff of the Securities and Exchange Commission ("SEC") has taken the position that, in general, purchased OTC options and the underlying securities used to cover written OTC options are illiquid securities. However, the Portfolio may treat as liquid the underlying securities used to cover written OTC options, provided it has arrangements with certain qualified dealers who agree that the Portfolio may repurchase any option it writes for a maximum price to be calculated by a predetermined formula. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Use of Segregated and Other Special Accounts (All Portfolios).   Use of
many hedging and other strategic transactions including currency and market index transactions by the Portfolio will require, among other things, that the Portfolio segregate cash, liquid securities or other assets with its Custodian, or a designated sub-custodian, to the extent the Portfolio's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Portfolio to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, appropriate securities as required by the 1940 Act at least equal to the current amount of the obligation must be segregated with the custodian or sub-custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. A call option on securities written by the Portfolio, for example, will require the Portfolio to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Portfolio on an index will require the Portfolio to own portfolio securities that correlate with the index or to segregate liquid securities equal to the excess of the index value over the exercise price on a current basis. A put option on securities written by the Portfolio will require the Portfolio to segregate liquid securities equal to the exercise price. Except when the Portfolio enters into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency or for other non-speculative purposes, which requires no segregation, a currency contract that obligates the Portfolio to buy or sell a foreign currency will generally require the Portfolio to hold an amount of that currency, liquid securities denominated in that currency equal to the Portfolio's obligations or to segregate liquid securities equal to the amount of the Portfolio's obligations.

OTC options entered into by the Portfolio, including those on securities, currency, financial instruments or indices, and OCC-issued and exchange-listed index options will generally provide for cash settlement, although the Portfolio will not be required to do so. As a result, when the Portfolio sells these instruments it will segregate an amount of assets equal to its obligations under the options. OCC-issued and exchange-listed options sold by the Portfolio other than those described above generally settle with physical delivery, and the Portfolio will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option on a futures contract, the Portfolio must deposit initial margin and, in some instances, daily variation margin in addition to segregating assets sufficient to meet its obligations to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. These assets may consist of cash, cash equivalents, liquid securities or other acceptable assets. The Portfolio will accrue the net amount of the excess, if any, of its obligations relating to swaps over its entitlements with respect to each swap on a daily basis and will segregate with its custodian, or designated sub-custodian, an amount of cash or liquid securities having an aggregate value equal to at least the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Portfolio's net obligation, if any.

Hedging and other strategic transactions may be covered by means other than those described above when consistent with applicable regulatory policies. The Portfolio may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and hedging and other strategic transactions. The Portfolio could purchase a put option, for example, if the strike price of that option is the same or higher than the strike price of a put option sold by the Portfolio. Moreover, instead of segregating assets if it holds a futures contract or forward contract, the Portfolio could purchase a put option on the same futures contract or forward contract with a strike price as high or higher than the price of the contract held. Other hedging and other strategic transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

OTHER PRACTICES

Repurchase Agreements (All Portfolios).   Each Portfolio may enter into
repurchase agreements with broker-dealers or domestic banks. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Portfolio) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, usually not more than seven days from the date of purchase, thereby determining the yield during the purchaser's holding period. Repurchase agreements are collateralized by the underlying debt securities and may be considered to be loans under the 1940 Act. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of a custodian or bank acting as agent. The seller under a repurchase agreement is required to maintain the value of the underlying securities marked to market daily at not less than the repurchase price. The underlying securities (normally securities of the U.S. Government, or its agencies and instrumentalities), may have maturity dates exceeding one year. The Portfolio does not bear the risk of a decline in value of the underlying security unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Portfolio could experience both delays in liquidating the underlying securities and loss including: (a) possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

For the purpose of investing in repurchase agreements, the manager may aggregate the cash that certain funds or accounts that are advised or subadvised by the manager or its affiliates would otherwise invest separately into a joint account. The cash in the joint account is then invested in repurchase agreements and the Portfolios, funds or accounts that contributed to the joint account share pro rata in the net revenue generated. The manager believes that the joint account produces efficiencies and economies of scale that may contribute to reduced transaction costs, higher returns, higher quality investments and greater diversity of investments for a Portfolio than would be available to a Portfolio investing separately. The manner in which the joint account is managed is subject to conditions set forth in an SEC exemptive order authorizing this practice, which conditions are designed to ensure the fair administration of the joint account and to protect the amounts in that account.

Reverse Repurchase Agreements (Mid Cap and Government Portfolios). Mid Cap Portfolio and Government Portfolio may invest in reverse repurchase agreements with broker/dealers and other financial institutions. Such agreements involve the sale of portfolio securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Any securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have a maturity date no later than the repayment date. Generally, the Portfolio will be able to keep the interest income associated with the "coupon" on those securities, subject to the payment of a fee to the dealer. Such transactions are generally advantageous because the Portfolio attempts to lock-in a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Portfolio intends to use the reverse repurchase technique only when the manager believes it will be advantageous to the Portfolio. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Portfolio's assets. The Portfolio's custodian bank will maintain a separate account for the Portfolio with securities having a value equal to or greater than such commitments.

Short Sales against the Box (Emerging Growth Portfolio, Mid Cap Portfolio,
Growth Portfolio and Growth and Income Portfolio).   Each Portfolio may
from time to time make short sales of securities it owns or has the right to acquire through conversion or exchange of other securities it owns. A short sale is ''against the box'' to the extent that the Portfolio contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short. In a short sale, the Portfolio does not immediately deliver the securities sold and does not receive the proceeds from the sale. The Portfolio is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale.

To secure its obligation to deliver the securities sold short, the Portfolio will deposit in escrow in a separate account with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Portfolio may close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Portfolio, because the Portfolio may want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

Loans of Portfolio Securities (All Portfolios).   Each of the Portfolios
may lend portfolio securities to unaffiliated brokers, dealers and financial institutions provided that cash equal to 100% of the market value of the securities loaned is deposited by the borrower with the particular Portfolio and is marked to market daily. While such securities are on loan, the borrower is required to pay the Portfolio any income accruing thereon. Furthermore, the Portfolio may invest the cash collateral in portfolio securities thereby increasing the return to the Portfolio as well as increasing the market risk to the Portfolio. A Portfolio will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale. However, should the Portfolio believe that lending securities is in the best interests of the Portfolio's shareholders, it would consider withdrawing its shares from sale in any such state.

Loans would be made for short-term purposes and subject to termination by the Portfolio in the normal settlement time, currently five business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its shareholders, but any gain can be realized only if the borrower does not default. Each Portfolio may pay reasonable finders', administrative and custodial fees in connection with a loan.

RISK FACTORS

General. Investors should realize that risk of loss is inherent in the ownership of any securities and that each Portfolio's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions.

Fixed Income Securities. Investments in fixed income securities may subject the Portfolios to risks, including the following:

Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline.
The volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations, causing a Portfolio to sustain losses on such investments. A default could impact both interest and principal payments.

Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled, which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and a Portfolio will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise its right to pay principal on an obligation later than scheduled, which would cause cash flows to be returned later than expected. This typically results when interest rates have increased, and a Portfolio will suffer from the inability to invest in higher yield securities.

Below Investment Grade Fixed-Income Securities. Securities rated in the fourth highest ratings category by an NRSRO, such as those rated BBB by S&P or Baa by Moody's, are generally regarded as having adequate capacity to pay interest and repay principal, but may have some speculative characteristics. Securities rated below the fourth highest ratings category by an NRSRO, including those rated below Baa by Moody's or BBB by S&P, are not "investment grade," and may have more speculative characteristics, including the possibility of default or bankruptcy of the issuers of such securities, market price volatility based upon interest rate sensitivity, questionable creditworthiness and relative liquidity of the secondary trading market. Because high yield bonds have been found to be more sensitive to adverse economic changes or individual corporate developments and less sensitive to interest rate changes than higher-rated investments, an economic downturn could disrupt the market for high yield bonds and adversely affect the value of outstanding bonds and the ability of issuers to repay principal and interest. In addition, in a declining interest rate market, issuers of high yield bonds may exercise redemption or call provisions, which may force a Portfolio, to the extent it owns such securities, to replace those securities with lower yielding securities. This could result in a decreased return.

Small Capitalization Companies. Small companies may (i) be subject to more volatile market movements than securities of larger, more established companies; (ii) have limited product lines, markets or financial resources; and (iii) depend upon a limited or less experienced management group. The securities of small companies may be traded only on the over-the-counter market or on a regional securities exchange and may not be traded daily or in the volume typical of trading on a national securities exchange. Disposition by the Portfolio of small company securities in order to meet redemptions may require the Portfolio to sell these securities at a discount from market prices, over a longer period of time or during periods when disposition is not desirable.

Foreign Securities.   Investments in securities of foreign issuers involve
certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since each Portfolio (except the Government Portfolio) will invest heavily in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will, to the extent the Portfolio does not adequately hedge against such fluctuations, affect the value of securities in its portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

With respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could affect investment in those countries. There may be less publicly available information about a foreign security than about a security issued by a U.S. company, and foreign entities may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States entities. In addition, certain foreign investments made by the Portfolio may be subject to foreign withholding taxes, which would reduce the Portfolio's total return on such investments and the amounts available for distributions by the Portfolio to its shareholders. See ''Dividends, Distributions and Taxes.'' Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Portfolio are not invested and no return is earned thereon. The inability of each Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Portfolio due to subsequent declines in value of the portfolio security or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities, including custodial costs and foreign brokerage commissions, are generally higher than with transactions in United States securities. In addition, each Portfolio will incur cost in connection with conversions between various currencies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there are in the United States. These risks may be intensified in the case of investments in developing or emerging markets. In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which the Portfolio may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. Finally, in the event of a default on any such foreign debt obligations, it may be more difficult for the Portfolio to obtain or to enforce a judgment against the issuers of such securities.

Currency Risks. The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of the currency in which a Portfolio's investments are denominated relative to the U.S. dollar will affect the Portfolio's net asset value. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to a country's economy. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which a Portfolio's securities are quoted would reduce the Portfolio's net asset value per share.

Special Risks of Countries in the Asia Pacific Region.   Certain of the
risks associated with international investments are heightened for investments in these countries. For example, some of the currencies of these countries have experienced devaluations relative to the U.S. dollar, and adjustments have been made periodically in certain of such currencies. Certain countries, such as Indonesia, face serious exchange constraints. Jurisdictional disputes also exist. In addition, Hong Kong reverted to Chinese administration on July 1, 1997. The long-term effects of this reversion are not known at this time.

Securities of Developing/Emerging Markets Countries.   A developing or
emerging markets country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.

One or more of the risks discussed above could affect adversely the economy of a developing market or a Portfolio's investments in such a market. In Eastern Europe, for example, upon the accession to power of Communist regimes in the past, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those of governments may remain unsettled. There can be no assurance that any investments that a Portfolio might make in such emerging markets would not be expropriated, nationalized or otherwise confiscated at some time in the future. In such an event, the Portfolio could lose its entire investment in the market involved. Moreover, changes in the leadership or policies of such markets could halt the expansion or reverse the liberalization of foreign investment policies now occurring in certain of these markets and adversely affect existing investment opportunities.

Many of a Portfolio's investments in the securities of emerging markets may be unrated or rated below investment grade. Securities rated below investment grade (and comparable unrated securities) are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse business, financial, economic, or political conditions.

Derivative Instruments. In accordance with its investment policies, each Portfolio may invest in certain derivative instruments which are securities or contracts that provide for payments based on or "derived" from the performance of an underlying asset, index or other economic benchmark. Essentially, a derivative instrument is a financial arrangement or a contract between two parties (and not a true security like a stock or a bond). Transactions in derivative instruments can be, but are not necessarily, riskier than investments in conventional stocks, bonds and money market instruments. A derivative instrument is more accurately viewed as a way of reallocating risk among different parties or substituting one type of risk for another. Every investment by a Portfolio, including an investment in conventional securities, reflects an implicit prediction about future changes in the value of that investment. Every Portfolio investment also involves a risk that the portfolio manager's expectations will be wrong. Transactions in derivative instruments often enable a Portfolio to take investment positions that more precisely reflect the portfolio manager's expectations concerning the future performance of the various investments available to the Portfolio. Derivative instruments can be a legitimate and often cost-effective method of accomplishing the same investment goals as could be achieved through other investment in conventional securities.

Derivative contracts include options, futures contracts, forward contracts, forward commitment and when-issued securities transactions, forward foreign currency exchange contracts and interest rate, mortgage and currency swaps. The following are the principal risks associated with derivative instruments:

Market risk: The instrument will decline in value or that an alternative investment would have appreciated more, but this is no different from the risk of investing in conventional securities.

Leverage and associated price volatility: Leverage causes increased volatility in the price and magnifies the impact of adverse market changes, but this risk may be consistent with the investment objective of even a conservative Portfolio in order to achieve an average portfolio volatility that is within the expected range for that type of Portfolio.

Credit risk: The issuer of the instrument may default on its obligation to pay interest and principal.

Liquidity and valuation risk: Many derivative instruments are traded in institutional markets rather than on an exchange. Nevertheless, many derivative instruments are actively traded and can be priced with as much accuracy as conventional securities. Derivative instruments that are custom designed to meet the specialized investment needs of a relatively narrow group of institutional investors such as the Portfolios are not readily marketable and are subject to a Portfolio's restrictions on illiquid investments.

Correlation risk: There may be imperfect correlation between the price of the derivative and the underlying asset. For example, there may be price disparities between the trading markets for the derivative contract and the underlying asset.

Each derivative instrument purchased for a Portfolio's portfolio is reviewed and analyzed by the Portfolio's portfolio manager to assess the risk and reward of each such instrument in relation to the Portfolio's portfolio investment strategy. The decision to invest in derivative instruments or conventional securities is made by measuring the respective instrument's ability to provide value to the Portfolio and its shareholders.

Special Risks of Using Futures Contracts. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

At best, the correlation between changes in prices of Futures Contracts and of the securities or currencies being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for debt securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading, with respect to interest rate levels, maturities, and creditworthiness of issuers. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract. A Portfolio, however, would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline. Where a Portfolio enters into Futures transactions for non-hedging purposes, it will be subject to greater risks and could sustain losses which are not offset by gains on other Portfolio assets.

Furthermore, in the case of a Futures Contract purchase, in order to be certain that each Portfolio has sufficient assets to satisfy its obligations under a Futures Contract, the Portfolio segregates and commits to back the Futures Contract an amount of cash and liquid securities equal in value to the current value of the underlying instrument less the margin deposit.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses.

Economic and Monetary Union (EMU). EMU occurred on January 1, 1999, when 11 European countries adopted a single currency - the euro. For participating countries, EMU means sharing a single currency and single official interest rate and adhering to agreed upon limits on government borrowing. Budgetary decisions remain in the hands of each participating country, but are subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate to maintain price stability within the euro zone. EMU is driven by the expectation of a number of economic benefits, including lower transaction costs, reduced exchange risk, greater competition, and a broadening and deepening of European financial markets. However, there are a number of significant risks associated with EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. This uncertainty may increase the volatility of European markets and may adversely affect the prices of securities of European issuers held by the Portfolios.

Year 2000.   The investment management services provided to each Portfolio by the manager depend on the smooth functioning of its computer systems and those of its service providers. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on each Portfolio's operations, including the handling of securities trades, pricing and account services. The manager has advised each Portfolio that it has been reviewing all of its computer systems and actively working on necessary changes to its systems to prepare for the year 2000 and expect that its systems will be compliant before that date. In addition, the manager has been advised by each Portfolio's custodian, distributor, transfer agent sub-transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the manager or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Portfolio services at that time. The foregoing is a year 2000 readiness disclosure.

Portfolio Turnover.   Each Portfolio may purchase or sell securities
without regard to the length of time the security has been held and thus may experience a high rate of portfolio turnover. A 100% turnover rate would occur, for example, if all the securities in a portfolio were replaced in a period of one year. Under certain market conditions, the Growth Portfolio and the Government Portfolio may experience a high rate of portfolio turnover. This may occur, for example, if the Portfolio writes a substantial number of covered call options and the market prices of the underlying securities appreciate. The rate of portfolio turnover is not a limiting factor when the manager deems it desirable to purchase or sell securities or to engage in options transactions. The annual turnover rates of the Growth Portfolio and the Government Portfolio are not expected to exceed 400%; and the annual turnover rates of the Emerging Growth Portfolio, the Mid Cap Portfolio and the Growth and Income Portfolio are not expected to exceed 100%. High portfolio turnover involves correspondingly greater transaction costs, including any brokerage commissions, which are borne directly by the respective Portfolio and may increase the recognition of short-term, rather than long-term, capital gains if securities are held for one year or less and may be subject to applicable income taxes. See ''Dividends, Distributions and Taxes.''

INVESTMENT RESTRICTIONS

The Portfolios have adopted the following fundamental investment restrictions for the protection of shareholders. Under the 1940 Act, a fundamental policy of a portfolio may not be changed without the vote of a majority, as defined in the 1940 Act, of the outstanding voting securities of the portfolio. Such majority is defined as the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the portfolio are present or represented by proxy, or (b) more than 50% of the outstanding shares. The percentage limitations contained in the restrictions listed below (other than with respect to (1) below) apply at the time of purchases of securities.

The investment policies adopted by the Portfolios prohibit each Portfolio from:

	1.	Borrowing money except that (a) the Portfolio may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and
(b) the Portfolio may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Portfolio will be limited so that no more than 33-1/3% of the value of its total assets
(including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

	2.	Making loans.  This restriction does not apply to: (a) the
purchase of debt obligations in which the Portfolio may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

	3.	Engaging in the business of underwriting securities issued by other persons, except to the extent that the Portfolio may technically be deemed to be an underwriter under the Securities
Act of 1933, as amended, in disposing of portfolio securities.

	4.	Purchasing or selling real estate, real estate mortgages,
commodities or commodity contracts, but this restriction shall not prevent the Portfolio from (a) investing in securities of issuers engaged in the real estate business or business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Portfolio's investment objective and policies); or (d) investing in real estate investment trust securities.

	5.	Issuing "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

The Portfolios have also adopted certain nonfundamental investment restrictions that may be changed by the Trust's Board of Trustees at any time. Accordingly the Portfolios are prohibited from:

	1.	Purchasing securities on margin  (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short
(except "against the box"). For purposes of this restriction, the deposit or payment by the Portfolio of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

	2.	Making short sales of securities or maintaining a short
position.

	3.	Pledging, hypothecating, mortgaging or otherwise encumbering more than 33-1/3% of the value of a Portfolio's total assets.

	4.	Making investments for the purpose of exercising control or
management.

		5.	Invest in oil, gas or other mineral exploration or development programs.

	6.	Purchase or otherwise acquire any security if, as a result,
more than 15% of its net assets would be invested in securities that are illiquid.

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

TRUSTEES AND OFFICERS

The Trustees and executive officers and their principal occupations for the past five years are listed below.

TRUSTEES

DONALD M. CARLTON, Trustee. Radian International L.L.C., 8501 N. Mopac Blvd., Building No. 6, Austin, Texas 78759. President and Chief Executive of Radian International L.L.C. (chemical engineering). Director of National Instruments Corp. and Central and Southwest Corporation. Formerly Director of The Hartford Steam Boiler Inspection and Insurance Company (insurance/engineering services); 62.

A. BENTON COCANOUGHER, Trustee. Texas A & M University, 601 Blocker Bldg., College Station, Texas 77843-4113. Dean of College of Business
Administration and Graduate School of Business of Texas A & M University; Director of Randall's Food Markets, Inc.; Director of First American Bank; and Director of First American Savings Bank; 61.

STEPHEN RANDOLPH GROSS, Trustee. 2625 Cumberland Parkway, Suite 400, Atlanta, Georgia 30339. Managing Partner of Gross, Collins & Cress, P.C. (accounting firm); Director of Charter Bank & Trust; 51.

HEATH B. McLENDON,* Trustee. Managing Director of Salomon Smith Barney; President and Chairman of 59 investment companies associated with SSB, President and Director of the manager and Travelers Investment Adviser, Inc. ("TIA"); Chairman of Smith Barney Strategy Advisers Inc.; 66.

ALAN G. MERTEN, Trustee. George Mason University, 4400 University Drive, Fairfax, Virginia 22030-4444. President of George Mason University. Director of Comshare, Inc. (information technology), and Tompkins County Trust Company, Ithaca, New York; formerly The Anne and Elmer Lindseth Dean of Johnson Graduate School of Management of Cornell University; 57.

R. RICHARDSON PETTIT, Trustee. Department of Finance, College of Business, University of Houston, 4800 Calhoun, Houston, Texas 77204-6283. Duncan Professor of Finance of the University of Houston; formerly Hanson Distinguished Professor of Business of the University of Washington; 57.

_______________
*	Denotes a Trustee that is an "interested person" of the Trust within the meaning of the 1940 Act.

OFFICERS

Heath B. McLendon, President (See description under "Trustees").



Lewis E. Daidone, Senior Vice President and Treasurer (Age 42). Managing Director of Salomon Smith Barney; Director and Senior Vice President of the manager and TIA. Mr. Daidone serves as Senior Vice President and Treasurer of Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

Sandip A. Bhagat, Vice President and Investment Officer (Age 38). Managing Director of Salomon Smith Barney. President of TIMCO; prior to 1995, Senior Portfolio Manager for TIMCO. His address is One Tower Square, Hartford, Connecticut 06183-2030.

James E. Conroy, Vice President and Investment Officer (Age 48). Managing Director of Salomon Smith Barney; Mr. Conroy serves as Investment Officer
of four Smith Barney Mutual Funds.   His address is 388 Greenwich Street,
New York, New York 10013.

Joseph P. Deane, Vice President and Investment Officer (Age 51). Managing Director of Salomon Smith Barney; Mr. Deane serves as Investment Officer of
8 Smith Barney Mutual Funds.   His address is 388 Greenwich Street, New
York, New York  10013.

R. Jay Gerken, Vice President and Investment Officer (Age 48). Managing Director of Salomon Smith Barney; Mr. Gerken is Vice President and Investment Officer of two other Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

Jeffrey Russell, Vice President and Investment Officer (Age 42). Managing Director of Salomon Smith Barney; Mr. Russell is Vice President and Investment Officer of six other Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

Larry Weissman, Vice President and Investment Officer; (Age 38).   Managing
Director of Salomon Smith Barney; Prior to October 1997, Portfolio Manager of Newberger & Berman LLC; Prior to 1995, Portfolio Manager of College Retirement Equities Fund. His address is 388 Greenwich Street, New York, New York 10013.

Christina T. Sydor, Secretary (Age 48).  Managing Director of Salomon Smith
Barney; General Counsel and Secretary of the manager and TIA.   Ms. Sydor
also serves as Secretary of Smith Barney Mutual Funds. Her address is 388 Greenwich Street, New York, New York 10013.

As of August 1, 1999, the Trustees and officers of the Trust as a group own less than one percent of the outstanding shares of each Fund of the Trust. As of August 1, 1999, to the knowledge of the Trust and its Trustees, no shareholder or "group" (as the term is used in Section 13(d) of the Securities Act of 1933) beneficially owned more than 5% of the outstanding shares of each Fund of the Trust.

TRUSTEE COMPENSATION

Information regarding compensation paid to the Trustees of the Trust is set forth below. Because the Portfolios are newly organized, the compensation shown below pertains to amounts paid by the previously established investment portfolios of the Trust (collectively, the "Funds"), which Funds are not offered by this SAI or the related Prospectus, for the calendar year ended December 31, 1998. Mr. McLendon is not compensated for his service as Trustee, because of his affiliation with the manager. With the exception of Mr. McLendon, no Trustee serves on the Board of any other investment company in the Smith Barney Fund Complex.

Legend:
EM	= Emerging Growth Fund
INT	= International Equity Fund
G	= Growth Fund
G/I	= Growth and Income Fund
GVT	= Government Fund
MB	= Municipal Bond Fund









             Name









EM              INT               G
G/I             GVT           MB






Retire-
ment
Benefit
s
Accrued
as Part
of Fund
Expense
s
(1)




Total
Compen-
sation
Paid From
Trust and
Fund
Complex

Dr. Donald M.
Carlton
$2,640
$478
$36,95
4
$12,58
4
$2,26
9
$1,074
-
$56,000
Dr. A. Benton
Cocanougher

2,640
  478

36,954

12,584

2,269
  1,074
-
  56,000
Stephen Randolph
Gross

2,640
  478

36,954

12,584

2,269
  1,074
-
  56,000
Heath B. McLendon*
-
-
-
-
-
-
-
-
Dr. Alan G. Merten

2,472
  443

33,555

11,491

2,062

976
-
  51,000
Dr. Steven
Muller(2)

614
  116

11,957

3,923

709

329
-
  17,649
Dr. R. Richardson
Pettit

2,640
  478

36,954

12,584

2,269
  1,074
-
  56,000
Alan B. Shepard,
Jr.(2)

2,100
  372

26,093

9,089

1,592
    754
-
  40,000









*Designates an "Interested Person" of the Trust, as defined under the 1940
Act.

(1)	The Trustees instituted a retirement plan effective April 1, 1996.
For the current Trustees who are not "interested persons" of the Trust, the retirement benefits payable thereunder are payable for a ten year period following retirement, with the annual payment to be based upon the highest total annual compensation received in any of the three calendar years preceding retirement. Trustees with more than five but less than ten years of service at retirement will receive a prorated benefit. Total retirement benefits accrued under the plan for the 1998 calendar year were $14,481, $0, $932,542, $278,558, $88,194, and $0, for the Emerging Growth Fund,
International Equity Fund, Growth Fund, Growth and Income Fund, Government Fund and Municipal Bond Fund, respectively. Because the amount of retirement benefits an individual Trustee will receive is based upon the time of retirement, an exact amount of accrual is not known for any individual; however, each fund accrues an amount based upon actuarial assumptions meant to provide retirement benefits for all of its Trustees. The amount of benefits to be paid upon retirement is therefore not currently determinable for any current Trustee.

(2)	Mr. Muller and Mr. Shepard are no longer Trustees of the Trust.


INVESTMENT ADVISORY AGREEMENTS

Investment Manager. The manager provides investment advisory and management services to the Trust, and to other investment companies affiliated with Salomon Smith Barney.

The Trust and the manager are parties to a separate Investment Advisory Agreement for each Portfolio (each, an "Advisory Agreement" and together, the "Advisory Agreements"). An investment advisory agreement with the manager and the Trust, on behalf of each Portfolio, was approved by the Board of Trustees of the Trust at a meeting held on July 14, 1999. Under the Advisory Agreements, the Trust retains the manager to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. The manager is responsible for obtaining and evaluating economic, statistical, and financial data and for formulating and implementing investment programs in furtherance of each Portfolio's investment objectives. The manager also furnishes at no cost to the Trust (except as noted herein) the services of sufficient executive and clerical personnel for the Trust as are necessary to prepare registration statements, prospectuses, shareholder reports, and notices and proxy solicitation materials. In addition, the manager furnishes at no cost to the Trust the services of a President of the Trust, one or more Vice Presidents as needed, and a Secretary.

Under the Advisory Agreements, the Trust bears the cost of its accounting services, which includes maintaining its financial books and records and calculating the daily net asset value of each Portfolio. The costs of such accounting services include the salaries and overhead expenses of a Treasurer or other principal financial officer and the personnel operating under his direction. The services are provided at cost which is allocated among all investment companies advised or subadvised by the manager. The Trust also pays transfer agency fees, custodian fees, legal fees, the costs of reports to shareholders and all other ordinary expenses not specifically assumed by the manager.

The Trust retains the manager to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under the relevant Advisory Agreement, the Trust pays the manager investment management fees at the following rates, based on the following amounts of their average daily net assets:

? For Emerging Growth Portfolio, Growth and Income Portfolio, Mid Cap Portfolio, and Growth Portfolio (calculated separately for each Portfolio), 0.75% of the Portfolio's average daily net assets.

? For the Government Portfolio, 0.60% of the Portfolio's average daily net assets.

The manager may, from time to time, agree to waive its investment advisory fees or any portion thereof or elect to reimburse a Portfolio for ordinary business expenses in excess of an agreed upon amount.

The average daily net assets of each Portfolio are determined by taking the average of all of the determinations of net asset value of such Portfolio for each business day during a given calendar month. Such fee is payable for each calendar month as soon as practicable after the end of that month.

Each Portfolio's Advisory Agreement provides that the manager shall not be liable to the Trust for any actions or omissions if it acted in good faith without negligence or misconduct. The Advisory Agreements provide that the manager shall not be liable to the Trust for any actions or omissions if it acted in good faith without negligence or misconduct.

Each Advisory Agreement has an initial term of two years and thereafter with respect to each Portfolio may be continued from year to year if specifically approved at least annually (a)(i) by the Trustees or (ii) by vote of a majority of the Portfolio's outstanding voting securities, and
(b) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Advisory Agreements provide that they shall terminate automatically if assigned and that they may be terminated without penalty by either party on 60 days written notice.



DISTRIBUTOR

CFBDS, Inc., located at 21 Milk Street, Boston MA 02109-5408 (the
"Distributor"), distributes shares of the Portfolios as their principal underwriter, and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring the Distributor to take and pay for only those securities sold to the public.

The Distributor may be deemed to be an underwriter for purposes of the Securities Act of 1933.

The Distributor acts as the principal underwriter of the shares of the Portfolios pursuant to a written agreement for the Portfolios ("Underwriting Agreement"). The Distributor's obligation is an agency or "best efforts" arrangement under which the Distributor is required to take and pay only for such shares of each Portfolio as may be sold to the public. The Distributor is not obligated to sell any stated number of shares. The Underwriting Agreement is renewable from year to year if approved (a) by the Trustees or by a vote of a majority of the Trust's outstanding voting securities, and (b) by the affirmative vote of a majority of Trustees who are not parties to the Agreement or interested persons of any party by votes cast in person at a meeting called for such purpose. The Underwriting Agreement provides that it will terminate if assigned, and that it may be terminated without penalty by either party on 60 days' written notice.

PORTFOLIO TURNOVER

The portfolio turnover rate may vary greatly from year to year as well as within a year. Each Portfolio's portfolio turnover rate for prior years, if any, is shown under the "Financial Highlights" in the Prospectus.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The manager is responsible for decisions to buy and sell securities for the Trust and for the placement of its portfolio transactions and the negotiation of any commissions paid on such transactions. It is the policy of the manager to seek the best security price available with respect to each transaction. In over-the-counter transactions, orders are placed directly with a principal market maker unless it is believed that a better price and execution can be obtained by using a broker. Except to the extent that the Trust may pay higher brokerage commissions for brokerage and research services (as described below) on a portion of its transactions executed on securities exchanges, the manager seeks the best security price at the most favorable commission rate. From time to time, the Portfolio may place brokerage transactions with affiliated persons of the manager.
In selecting broker/dealers and in negotiating commissions, the manager considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to firms that also provide research services to the Trust or the manager.

Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a securities transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include
(a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts,
(c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody), and (d) furnishing other products or services that assist the manager or the Subadviser in fulfilling their investment-decision making responsibilities.
[/R]
Pursuant to provisions of the relevant Advisory Agreement, the Trustees have authorized the manager to cause the Trust to incur brokerage commissions in an amount higher than the lowest available rate in return for research services provided to the manager. The manager is of the opinion that the continued receipt of supplemental investment research services from dealers is essential to its provision of high quality portfolio management services to the Trust. The manager undertakes that such higher commissions will not be paid by the Trust unless (a) the manager determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the manager's overall responsibilities with respect to the accounts as to which it exercises investment discretion, (b) such payment is made in compliance with the provisions of Section 28(e) and other applicable state and federal laws, and (c) in the opinion of the manager, the total commissions paid by the Trust are reasonable in relation to the expected benefits to the Trust over the long term. The investment advisory fees paid by the Trust under the Advisory Agreements are not reduced as a result of the manager's receipt of research services. During the fiscal year ended October 31, 1998, the Trust directed the payment of $519,062 in brokerage commissions to brokers because of research services provided to the Trust's portfolios.

To the extent consistent with the NASD Rules, and subject to seeking best execution and such other policies as the Trustees may determine, the manager may consider sales of shares of the Trust as a factor in the selection of firms to execute portfolio transactions for the Trust.

The manager places portfolio transactions for other advisory accounts including other investment companies. Research services furnished by firms through which the Portfolios effect their securities transactions may be used by the manager in servicing all of its accounts; not all of such services may be used by the manager in connection with the Portfolios. In the opinion of the manager, the benefits from research services to the Portfolios of the Trust and to the accounts managed by the manager cannot be measured separately. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of the lowest available rate paid by each account for brokerage and research services will vary. However, in the opinion of the manager, such costs to the Portfolios will not be disproportionate to the benefits received by the Portfolios on a continuing basis.

The manager will seek to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Portfolios and other accounts that the manager may establish in the future. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Portfolios. In making such allocations among the Trust and other advisory accounts, the main factors considered by the manager over the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, and the size of investment commitments generally held.



Each Portfolio has paid no brokerage commissions to date.

The Portfolios may from time to time place brokerage transactions with brokers that may be considered affiliated persons of the manager or the Distributor. Such affiliated persons currently include Salomon Smith Barney (successor to Smith Barney Inc. "Smith Barney") and Robinson Humphrey, Inc. ("Robinson Humphrey"), because they are affiliated with the manager.

DETERMINATION OF NET ASSET VALUE

The assets attributable to each Portfolio reflect the value of separate interests in a single portfolio of securities. The net asset value of the shares will be determined separately by subtracting the expenses and liabilities. The net asset value of the shares of each Portfolio is determined at 4:00 p.m., New York time (or at the close of the New York Stock Exchange (the "Exchange"), if earlier) on each business day on which the Exchange is open.

The value of equity securities is computed by (i) valuing listed or unlisted securities for which market quotations are readily available at the prices reported by an independent pricing services, or as supplied by the National Association of Securities Dealers Automated Quotations (NASDAQ) or by broker-dealers, and (ii) valuing any securities for which market quotations are not readily available and any other assets at fair value as determined in good faith by the Board of Trustees. Options on stocks, options on stock indexes and stock index futures contracts and options thereon, which are traded on exchanges, are valued at their last sales or settlement price as of the close of such exchanges, or, if no sales are reported, at the mean between the last reported bid and asked prices.

Foreign securities trading may not take place on all days on which the Exchange is open. Further, trading takes place in various foreign markets on days on which the Exchange is not open. Events affecting the values of investments that occur between the time their prices are determined and 4:00 p.m. Eastern time on each day that the Exchange is open will not be reflected in a Portfolio's net asset value unless the manager, under the supervision of the Board of Trustees, determines that the particular event would materially affect net asset value. As a result, a Portfolio's net asset value may be significantly affected by such trading on days when a shareholder has no access to the Portfolios.

U.S. Government securities are traded in the over-the-counter market and valuations are based on quotations of one of more dealers that make markets in the securities as obtained from such dealers or from a pricing service. Options and interest rate futures contracts and options thereon, which are traded on exchanges, are valued at their last sales or settlement price as of the close of such exchanges, or, if no sales are reported, at the mean
between the last reported bid and asked prices.   Debt securities having a
remaining maturity of 60 days or less are valued on an amortized cost basis to the extent this approximates market value.


TAXES

General. The following is a summary of certain federal income tax considerations that may affect the Portfolios and their shareholders. The discussion relates only to Federal income tax law as applicable to U.S. citizens. Distributions by the Portfolios also may be subject to state, local and foreign taxes, and their treatment under state, local and foreign income tax laws may differ from the Federal income tax treatment. The summary is not intended as a substitute for individual tax advice, and investors are urged to consult their tax advisors as to the tax consequences of an investment in any Portfolio of the Trust.


Tax Status of the Portfolios.

Each Portfolio will be treated as a separate taxable entity for Federal income tax purposes.

Each Portfolio intends to qualify separately each year as a "regulated investment company" under the Code. A qualified Portfolio will not be liable for Federal income taxes to the extent that its taxable net investment income and net realized capital gains are distributed to its shareholders, provided that each Portfolio distributes at least 90% of the sum of its net investment income and any excess of its net short-term capital gain over its net long-term capital loss.

Each Portfolio intends to accrue dividend income for Federal income tax purposes in accordance with the rules applicable to regulated investment companies. In some cases, these rules may have the effect of accelerating (in comparison to other recipients of the dividend) the time at which the dividend is taken into account by a Portfolio as taxable income.

Each intends at least annually to declare and make distributions of substantially all of its taxable income and net taxable capital gains to its shareowners (i.e., the Separate Accounts). Such distributions are automatically reinvested in additional shares of the Portfolio at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the federal income tax treatment of distributions to the separate accounts and to holders of the contracts.

Tax treatment of shareholders. The Trust has been informed that certain of the life insurance companies offering contracts intend to qualify each of the subaccounts as a "segregated asset account" within the meaning of the Code. For a subaccount to qualify as a segregated asset account, the Portfolio in which such subaccount hold shares must meet the diversification requirements of Section 817(h) of the Code and the regulations promulgated thereunder. To meet those requirements, a Portfolio generally may not invest more than certain specified percentages of its assets in the securities of any one, two, three or four issuers.
For these purposes, all obligations of the United States Treasury and each governmental instrumentality are treated as securities of separate issuers.

Income on assets of a subaccount qualified as a segregated asset account whose underlying investments are adequately diversified will not be taxable to contract owners. However, in the event a subaccount is not so qualified, all annuities allocating any amount of premiums to such subaccount will not qualify as annuities for federal income tax purposes and the holders of such annuities would be taxed on any income on the annuities for any taxable year.

The Trust has undertaken to meet the diversification requirements of
Section 817(h) of the Code. This undertaking may limit the ability of a particular Portfolio to make certain otherwise permitted investments.


PERFORMANCE

From time to time, the Portfolios may quote a yield or total return in advertisements or in reports and other communications to shareholders. The Trust may include comparative performance information in advertising or marketing the Portfolio's shares. Such performance information may include data from the following industry and financial publications: Barron's, Business Week, CDA Investment Technologies Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal.

Yield

A Portfolio's 30-day yield figure described below is calculated according to a formula prescribed by the SEC. The formula can be expressed as follows: YIELD = 2[( [(a-b/(c*d))/l] + 1)6 - 1], where

	a = dividends and interest earned during the period
	b = expenses accrued for the period (net of reimbursement)
	c =	the average daily number of shares outstanding during the
period that were entitled to receive dividends
	d = the maximum offering price per share on the last day of the period

For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations purchased by the Portfolio at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

Investors should recognize that in periods of declining interest rates a Portfolio's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Portfolio's yield will tend to be somewhat lower. In addition, when interest rates are falling, the inflow of net new money to the Portfolio from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Portfolio's investments, thereby reducing the current yield of the Portfolio. In periods of rising interest rates, the opposite can be expected to occur.

Average Annual Total Return

"Average annual total return" figures, as described below, are computed according to a formula prescribed by the SEC. The formula can be expressed as follows: P(l+T)/n = ERV, where:

	P		=	a hypothetical initial payment of $ 1,000
	T		=	average annual total return
	n		=	number of years
	ERV	= 	Ending Redeemable Value of a Hypothetical $ 1,000
investment made at the beginning of a 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

Each Portfolio is newly organized and therefore has no performance history.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

Voting. The Trust offers shares of the Portfolios only for purchase by insurance company separate accounts. Thus, the insurance company is technically the shareholder of the Portfolios, and under the 1940 Act, is deemed to be in control of the Portfolios. Nevertheless, with respect to any Concert Series shareholder meeting, an insurance company will solicit and accept timely voting instructions from its contract owners who own units in a separate account investment division which corresponds to shares in the Portfolios in accordance with the procedures set forth in the accompanying prospectus of the applicable contract issued by the insurance company and to the extent required by law. Shares of the Trust attributable to contract owner interests for which no voting instructions are received will be voted by an insurance company in proportion to the shares for which voting instructions are received.

Transfer Agent

First Data Investor Services Group, Inc. is located at Exchange Place, Boston, Massachusetts 02109.

Custody of Assets

Securities owned by the Trust and all cash, including proceeds from the sale of shares of the Trust and of securities in the Trust's investment portfolio, are held by PNC Bank, National Association, located at 17th and Chestnut Streets, Philadelphia, PA 19103, as Custodian for each Portfolio.

Shareholder Reports

Semi-annual statements are furnished to shareholders, and annually such statements are audited by the independent auditors.

Independent Auditors

Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, the independent auditors for the Trust, perform annual examinations of the Trust's financial statements.

Shareholder and Trustee Responsibility

Under the laws of certain states, including Massachusetts where the Trust was organized, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification out of Trust property to any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the Declaration of Trust, the Trustees and Officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The Trust will provide indemnification to its Trustees and Officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.

About the Trust

The Trust was organized on January 29, 1987 under the laws of The Commonwealth of Massachusetts and is a business entity commonly known as a ''Massachusetts business trust.'' It is a diversified, open-end management investment company authorized to issue an unlimited number of shares of beneficial interest of $.01 par value, in the Portfolios. Shares issued are fully paid, non-assessable and have no preemptive or conversion rights. In the event of liquidation of any Portfolio, shareholders of such Portfolio are entitled to share pro rata in the net assets of the Portfolio available for distribution to shareholders.

As of December 31, 1997, the name of the Trust was changed from the Common Sense Funds Trust to Concert Investment Series.

Shareholders are entitled to one vote for each full share held and to fractional votes for fractional shares held in the election of Trustees (to the extent hereafter provided) and on other matters submitted to the vote of shareholders. Each class of shares represents interest in the assets of each Portfolio and has identical voting, dividend, liquidation and other rights on the same terms and conditions, except that the distribution fees and service fees and any incremental transfer agency fees related to each class of shares of each Portfolio are borne solely by that class, and each class of shares of each Portfolio has exclusive voting rights with respect to provisions of the Plan which pertains to that class of each Portfolio. All shares have equal voting rights, except that only shares of the respective Portfolio are entitled to vote on matters concerning only that Portfolio. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Shareholders may, in accordance with the Declaration of Trust, cause a meeting of shareholders to be held for the purpose of voting on the removal of Trustees. Except as set forth above, the Trustees shall continue to hold office and appoint successor Trustees.

As of August 1, 1999, no person was known to own beneficially or of record as much as five percent of the outstanding shares of any Portfolio of the Trust.


Other Information about Certain Banking Laws

The Glass-Steagall Act prohibits certain financial institutions, such as Citibank, from underwriting securities of open-end investment companies, such as the Trust. Citibank believes that its services under the Management Agreements and the activities performed by it or its affiliates as Service Agents are not under-writing and are consistent with the Glass-Steagall Act and other relevant federal and state laws. However, there is no controlling precedent regarding the performance of the combination of investment advisory, share-holder servicing and administrative activities by banks. State laws on this issue may differ from applicable federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities laws. Changes in either federal or state statutes or regulations, or in their interpretations, could prevent Citibank or its affiliates from continuing to perform these services. If Citibank or its affiliates were to be prevented from acting as the Manager or Service Agent, the Trust would seek alternative means for obtaining these services. The Trust does not expect that shareholders would suffer any adverse financial consequences as a result of any such occurrence.

FINANCIAL STATEMENTS

The Trust's Annual Report for the fiscal year ended October 31, 1998 is incorporated herein by reference in its entirety.



APPENDIX A

RATINGS OF BONDS, NOTES AND COMMERCIAL PAPER

Moody's Investors Service, Inc.

Aaa - Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities.

A - Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa - Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's

AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A- Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C - Debt rated 'BB', 'B', 'CCC', 'CC' or 'C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. 'BB' indicates the lowest degree of speculation and 'C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Plus (+) or Minus (-): The ratings from 'AA' to 'B' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

L - The letter "L" indicates that the rating pertains to the principal amount of those bonds where the underlying deposit collateral is fully insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp.

+ -	Continuance of the rating is contingent upon S&P's receipt of closing documentation confirming investments and cash flow.

* -	Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement.

NR - Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Fitch IBCA, Inc.

AAA - Bonds rated AAA by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments which is highly unlikely to be adversely affected by foreseeable events.

AA - Bonds rated AA by Fitch have a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitment. This capacity is not significantly vulnerable to foreseeable events.

A - Bonds rated A by Fitch are considered to have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be strong, but may be more vulnerable to changes in economic conditions and circumstances than bonds with higher ratings.

BBB - Bonds rated BBB by Fitch currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.

BB - Bonds rated BB by Fitch carry the possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may, however, be available to allow financial commitments to be met. Securities rated in this category are not considered by Fitch to be investment grade.

B - Bonds rated B by Fitch carry significant credit risk, however, a limited margin of safety remains. Although financial commitments are currently being met, capacity for continued payment depends upon a sustained, favorable business and economic environment.

CCC, CC, C - Default on bonds rated CCC, CC, and C by Fitch is a real possibility. The capacity to meet financial commitments depends solely on a sustained, favorable business and economic environment. Default of some kind on bonds rated CC appears probable, a C rating indicates imminent default.

Plus and minus signs are used by Fitch to indicate the relative position of a credit within a rating category. Plus and minus signs however, are not used in the AAA category.

COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial changes and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated "Prime-2" (or related supporting institutions) have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's

A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch IBCA, Inc.

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet financial commitment in a timely manner.

Fitch's short-term ratings are as follows:

F1+ - Issues assigned this rating are regarded as having the strongest capacity for timely payments of financial commitments. The "+" denotes an exceptionally strong credit feature.

F1 - Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments.

F2 - Issues assigned this rating have a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 - The capacity for the timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non investment grade.

Duff & Phelps Inc.

Duff 1+ - Indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding, and safety is just below risk-free United States Treasury short-term obligations.

Duff 1 - Indicates a high certainty of timely payment.

Duff 2 - Indicates a good certainty of timely payment: liquidity factors and company fundamentals are sound.

The Thomson BankWatch ("TBW")

TBW-1 - Indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

TBW-2 - While the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.


37






Part C. Other Information

Item 23.  Exhibits.

		(a)(1)		Agreement and Declaration of Trust
dated
January 29, 1987. (Incorporated herein by reference to Form N-1A of Registrant's
Post-Effective Amendment No. 18, filed on
February 28, 1997.)

		 (2)		Certificate of Designation of Common Sense
Money Market Fund dated September 30, 1987.
(Incorporated herein by reference to
Form N-1A of Registrant's Post-Effective
Amendment No. 18, filed on February 28,
1997.)

		 (3)		Certificate of Designation Common Sense
Municipal Bond Fund dated April 4, 1988.
(Incorporated herein by reference to
Form N-1A of Registrant's Post-Effective
Amendment No. 18, filed on February 28,
1997.)

		 (4)		Certificate of Resolution dated January 8,
1992. (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective
Amendment No. 18, filed on February 28,
1997.)

		 (5)		Certificate of Amendment dated January 20,
1994. (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective
Amendment No. 18, filed on February 28,
1997.)

		 (6)		Certificate of Designation of Common Sense
II
Aggressive Opportunity Fund dated January 27,
1994. (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective
Amendment No. 18, filed on February 28,
1997.)

		 (7)		Certificate of Designation of Common Sense
II
Government Fund dated January 27, 1994.
(Incorporated herein by reference to
Form N-1A of Registrant's Post-Effective
Amendment No. 18, filed on February 28,
1997.)

		 (8)		Certificate of Designation of Common Sense
II
Growth Fund dated January 27, 1994.
(Incorporated herein by reference to
Form N-1A of Registrant's Post-Effective
Amendment No. 18, filed on February 28,
1997.)

		 (9)		Certificate of Designation of Common Sense
II
Growth and Income Fund dated January 27,
1994. (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective
Amendment No. 18, filed on February 28,
1997.)

		 (10)		Certificate of Amendment of the Agreement
and
Declaration of Trust dated May 10, 1996.
(Incorporated herein by reference to
Form N-1A of Registrant's Post-Effective
Amendment No. 18, filed on February 28,
1997.)


		 (11)		Amended and Restated Certificate of
Designation of Common Sense II Emerging
Growth Fund dated May 10, 1996. (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective Amendment No. 18, filed on February 28, 1997.)

		 (12)		Amended and Restated Certificate of
Designation of Common Sense II International
Equity Fund dated May 10, 1996. (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective Amendment No. 18, filed on February 28, 1997.)

		 (13)		Amended and Restated Certificate of
Designation of Common Sense Money Market Fund dated May 10, 1996. (Incorporated herein by reference to Form N-1A of Registrant's
Post-Effective Amendment No. 18, filed on
February 28, 1997.)

		 (14)		Amended and Restated Certificate of
Designation of Common Sense Municipal Bond
Fund dated May 10, 1996. (Incorporated herein by reference to Form N-1A of Registrant's
Post-Effective Amendment No. 18, filed on
February 28, 1997.)

		 (15)		Certificate of Amendment Amending the
Amended
and Restated Certificate of Designation of Common Sense Emerging Growth Fund dated
July 2, 1996. (Incorporated herein by
reference to Form N-1A of Registrant's
Post-Effective Amendment No. 18, filed on
February 28, 1997.)

		 (16)		Certificate of Amendment Amending the
Amended
and Restated Certificate of Designation of Common Sense International Equity Fund dated
July 2, 1996. (Incorporated herein by
reference to Form N-1A of Registrant's
Post-Effective Amendment No. 18, filed on
February 28, 1997.)

(17)		Certificate of Amendment of the Agreement
and Declaration of Trust dated December 30, 1997 incorporated by reference to Registrant's Amendment No. 21, filed on December 15,
1998.

(18)	Form of Certificate of Designation of Mid Cap Fund
dated February 17, 1999 is incorporated by reference to Registrant's Amendment No. 22, filed on February 26, 1999.


		 (b)		Bylaws as amended July 10, 1996.
(Incorporated herein by reference to
Form N-1A of Registrant's Post-Effective
Amendment No. 18, filed on February 28,
1997.)

		 (c)(1)		Specimen copy of certificate for Share
of Beneficial Interest in Common Sense Trust for Class A shares.
(Incorporated herein by reference to Form
N-1A of Registrant's Post-Effective Amendment
No. 17, filed on March 21, 1996.)

		 (2)		Specimen copy of certificate for Share of
Beneficial Interest
in Common Sense Trust for Class B shares.
(Incorporated herein by reference to Form
N-1A of Registrant's Post-Effective Amendment
No. 17, filed on March 21, 1996.)

		 (3)		Specimen copy of certificate for Share of
Beneficial Interest
in Common Sense Trust for Class 1 shares.
(Incorporated herein by reference to Form
N-1A of Registrant's Post-Effective Amendment
No. 17, filed on March 21, 1996.)

	 	(d)		Form of Investment Advisory Agreement for
Concert Investment Series (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective
Amendment No. 20, filed on February 27, 1998).

		 (e)(1)		Distribution Agreement with CFBDS,
Inc. is incorporated by reference to Registrant's Amendment No. 21, filed on December 15, 1998.

		 (2)		Form of Dealer Agreement is incorporated by
reference to Registrant's Post-Effective Amendment No. 22, filed on February 26, 1999.

		 (f)		Retirement Plan for Directors is
incorporated by reference to Registrant's Post-Effective Amendment No. 22, filed on February 26, 1999.

		 (g)		Form of Custodian Agreements (Incorporated
herein by reference to Form N-1A of Registrant's Post-Effective
Amendment No. 20, filed on February 27, 1998).

		 (h)(1)	Form of Transfer Agency Agreement
(Incorporated herein by reference to Form N-1A of Registrant's Post-
Effective
Amendment No. 20, filed on February 27, 1998).

		 (h)(2) 		Form of Sub-Transfer Agency Agreement
(Incorporated herein by reference to Form N-1A of Registrant's Post-Effective Amendment No. 20, filed on February 27, 1998).

		(i)		Previously filed.

(j)		Consent of Independent Auditors filed
herewith.

(k)		Not applicable.

		(l)(1)		Investment Letter for Common Sense
Funds.
(Incorporated by reference to Exhibit 13 filed with Pre-Effective Amendment No. 2, filed March 31, 1987.)

		(l)(2)		Investment Letter for Common Sense II
Funds dated May 2, 1994. (Incorporated herein by reference to Exhibit 13.2 filed with Post-Effective Amendment No. 12, filed
October 28, 1994.)

		(l)(3)		Investment Letter for Common Sense II
Emerging Growth Fund and Common Sense II
International Equity Fund (Incorporated
herein by reference to Exhibit 13.3 filed with Post-Effective Amendment No. 15, filed
August 11, 1995).

		(m)(1)		Form of Amended and Restated Class A
Distribution Plan is incorporated by reference to Registrant's Post-Effective Amendment No. 22, filed on February 26, 1999.

		(m)(2)		Form of Amended and Restated Class B
Distribution Plan is incorporated by reference to Registrant's Post-Effective Amendment No. 22, filed on February 26, 1999.

		(m)(3)		Form of Amended and Restated Servicing
Agreement for Class A shares is incorporated by reference to Registrant's Post-Effective Amendment No. 22, filed on February 26, 1999.

		(m)(4)		Form of Amended and Restated Servicing
Agreement for Class B shares is incorporated by reference to Registrant's Post-Effective Amendment No. 22, filed on February 26, 1999.

(n) Financial Data Schedules are incorporated by reference to Form N-1A of Registrant's Post-Effective Amendment No. 22, filed on February 26, 1999.

		(o)		Rule 18f-3 Plan. (Incorporated herein by
reference to Form N-1A of Registrant's
Post-Effective Amendment No. 18, filed on
February 28, 1997.)


Item 24.  Persons Controlled by or under Common Control with
Registrant.

	None

Item 25.  Indemnification.

	Item 25 is incorporated herein by reference to Form N-1A of Registrants Registration No. 33-11716, Post Effective Amendment
No. 11, filed on March 2, 1994.

Item 26.  Business and Other Connections of Investment Adviser

Investment Adviser - SSBC Funds Management Inc., formerly Mutual
Management Corp. ("SSBC"), and also formerly known as Smith Barney Mutual Funds Management Inc.)

SSBC, through its predecessors, has been in the investment counseling business since 1934 and was incorporated in December 1968 under the laws of the State of Delaware. SSBC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup Inc. SSBC is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

The list required by this Item 26 of the officer and directors of SSBC together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officer and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SSBC pursuant to the Advisers Act (SEC File No. 801-8314).

Item 27.  Principal Underwriters.

	CFBDS, Inc., ("CFBDS") the Registrant's Distributor, is also the distributor for the following Smith Barney funds: Concert Investment Series, Consulting Group Capital Markets Funds, Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Concert Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds Inc., Smith Barney Investment Trust, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

CFBDS also serves as the distributor for the following funds: The Travelers Fund UL for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Fund UL for Variable Annuities, The Travelers Fund UL II for Variable Annuities, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities.

In addition, CFBDS, the Registrant's Distributor, is also the distributor for CitiFunds Multi-State Tax Free Trust, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Tax Free Reserves, CitiFunds Trust I, CitiFunds Trust II, CitiFunds Trust III, CitiFunds International Trust, CitiFunds Fixed Income Trust, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500, CitiFunds Small Cap Growth VIP Portfolio. CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, U.S. Fixed Income Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio.

In addition, CFBDS is also the distributor for the following Salomon Brothers funds: Salomon Brothers Opportunity Fund Inc., Salomon Brothers Investors Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Institutional Series Funds Inc., Salomon Brothers Variable Series Funds Inc.

In addition, CFBDS is also the distributor for the Centurion Funds, Inc.

(b)	The information required by this Item 27 with respect to each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

(c)	Not applicable.

Item 28.  Location of Books and Records.

	All accounts, books and other documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder to be maintained (i) by Registrant will be maintained at its offices, located at 388 Greenwich Street, 22nd Floor, New York, NY 10013, PFS Shareholder Services,
3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30199-0062, or at
PNC Bank,National Association, 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103 or Chase Manhattan Bank, Chase Metrotech Center, Brooklyn, New York 11245; (ii) by SSBC as the Adviser, will be maintained at its offices, located at 388 Greenwich Street, 22nd Floor, New York, NY 10013; and (iii) by the Distributor, the principal underwriter, will be maintained at its offices located at CFBDS Inc, 21 Milk Street, Boston, MA 02109-5408.

Item 29.  Management Services.

	There are no management related services contracts not discussed in Part A or Part B.

Item 30.  Undertakings.

	None.


SIGNATURES

 	Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, CONCERT INVESTMENT SERIES, certifies that it meets all requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 23 to its Registration Statement on Form N-
1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, on the 18th day of August, 1999.

						CONCERT INVESTMENT SERIES

						By	/s/ HEATH B. MCLENDON
							Heath B. McLendon
							Chairman of the Board and
							Chief Executive Officer

	Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement and the above Power of Attorney has been signed below by the following persons in the capacities and as of the dates indicated.

Signature:			Title:			Date:

/s/Heath B. McLendon	Chairman of the Board	August 18, 1999
Heath B. McLendon		(Chief Executive
Officer)

/s/ Lewis E. Daidone	Senior Vice President	August 18, 1999
Lewis E. Daidone		and Treasurer (Chief
Financial and
Accounting Officer)

/s/ Donald M. Carlton*		Trustee		August 18, 1999
Donald M. Carlton

/s/ A. Benton Cocanougher*	Trustee		August 18, 1999
A. Benton Cocanougher

/s/ Stephen R. Gross*		Trustee		August 18, 1999
Stephen R. Gross

/s/ Alan G. Merten*		Trustee		August 18, 1999
Alan G. Merten

/s/ R. Richardson Pettit*	Trustee		August 18, 1999
R. Richardson Pettit

*Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated February 27, 1998.






EXHIBIT INDEX

j.	Consent of Independent Auditors